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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: July 31

Date of reporting period: October 31, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.5%
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2015-23
07/01/2028	5.000%	1,240,000	1,394,318
07/01/2031	5.000%	1,750,000	1,945,388
07/01/2032	5.000%	2,000,000	2,219,500
Revenue Bonds
Passenger Facility Charge
Series 2011
07/01/2027	5.500%	6,635,000	7,162,482
Total			12,721,688
Charter Schools 0.2%
Oregon State Facilities Authority(a)
Revenue Bonds
Redmond Proficiency Academy Project
Series 2015
06/15/2025	4.750%	200,000	200,666
06/15/2035	5.500%	540,000	541,744
Total			742,410
Higher Education 5.2%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2034	5.250%	1,000,000	1,059,500
Series 2015
05/01/2030	5.000%	550,000	594,918
05/01/2036	5.000%	1,500,000	1,594,785
Oak Tree Foundation Project
Series 2017
03/01/2024	5.000%	250,000	271,628
03/01/2025	5.000%	200,000	218,914
Oregon Health & Science University(b)
Revenue Bonds
Capital Appreciation-Independent School District
Series 1996A (NPFGC)
07/01/2021	0.000%	5,250,000	4,748,887
Oregon Health & Science University
Revenue Bonds
Series 2012E
07/01/2032	5.000%	7,000,000	7,562,870
Oregon State Facilities Authority
Refunding Revenue Bonds
Reed College Project
Series 2017A
07/01/2032	4.000%	250,000	261,933
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Portland
Series 2015A
04/01/2030	5.000%	500,000	558,560
04/01/2031	5.000%	530,000	590,436
Revenue Bonds
Linfield College Project
Series 2015A
10/01/2024	5.000%	1,390,000	1,552,352
Total			19,014,783
Hospital 12.4%
Astoria Hospital Facilities Authority
Refunding Revenue Bonds
Columbia Memorial Hospital
Series 2012
08/01/2021	4.000%	725,000	751,919
08/01/2026	5.000%	1,200,000	1,283,088
08/01/2027	5.000%	1,260,000	1,343,563
08/01/2031	5.000%	2,860,000	3,019,588
Hospital Facilities Authority of Multnomah County
Revenue Bonds
Adventist Health West
Series 2009A
09/01/2021	5.000%	3,685,000	3,774,287
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2012
09/01/2022	5.000%	500,000	544,230
Series 2016
09/01/2028	5.000%	265,000	297,603
09/01/2030	5.000%	830,000	921,790
09/01/2031	5.000%	500,000	552,760
09/01/2032	5.000%	270,000	297,130
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	7,500,000	8,356,800
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2011A
05/01/2020	5.250%	5,000,000	5,222,650
Series 2016A
06/01/2033	5.000%	1,600,000	1,763,024
06/01/2034	5.000%	3,185,000	3,500,602
PeaceHealth Project
Series 2009A
11/01/2019	5.000%	2,000,000	2,055,540
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014A
11/15/2029	5.000%	1,600,000	1,756,960
Samaritan Health Services Project
Series 2010A
10/01/2022	5.000%	3,450,000	3,624,708
Series 2016
10/01/2031	5.000%	2,430,000	2,650,158
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Project
Series 2016A
05/15/2030	5.000%	1,000,000	1,111,890
05/15/2031	5.000%	1,025,000	1,135,362
Salem Health Projects
Series 2016A
05/15/2029	5.000%	1,000,000	1,116,840
Total			45,080,492
Independent Power 1.7%
Western Generation Agency
Revenue Bonds
Wauna Cogeneration Project
Series 2006A
01/01/2020	5.000%	3,235,000	3,221,445
01/01/2021	5.000%	3,000,000	2,973,180
Total			6,194,625
Local General Obligation 35.9%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis(c)
Unlimited General Obligation Bonds
Series 2018A
06/15/2038	0.000%	500,000	515,800
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/2029	4.000%	1,000,000	1,055,300
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/2035	5.250%	3,400,000	3,592,202
Canyonville South Umpqua Rural Fire Protection District
Unlimited General Obligation Bonds
Series 2001
07/01/2031	5.400%	610,000	610,445
Central Oregon Community College
Limited General Obligation Bonds
Series 2014
06/01/2029	5.000%	500,000	557,000
Unlimited General Obligation Bonds
Series 2010
06/15/2024	4.750%	2,580,000	2,682,374
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chemeketa Community College
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2026	5.000%	1,100,000	1,237,170
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2015
06/15/2026	4.000%	1,745,000	1,880,534
City of Hillsboro
Limited General Obligation Refunding Bonds
Series 2012
06/01/2025	4.000%	1,875,000	1,974,019
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2026	5.000%	1,675,000	1,890,723
06/01/2027	5.000%	1,715,000	1,929,306
City of Madras
Unlimited General Obligation Refunding Bonds
Series 2013
02/15/2024	4.000%	745,000	775,098
02/15/2027	4.500%	500,000	526,435
City of Portland
Limited General Obligation Bonds
Limited Tax Sellwood Bridge Project
Series 2014
06/01/2024	5.000%	1,985,000	2,249,700
Limited Tax General Obligation Refunding Bonds
Series 2011A
06/01/2023	5.000%	6,140,000	6,570,476
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities
Series 2014
06/15/2024	5.000%	1,885,000	2,137,986
City of Portland(b)
Limited Tax General Obligation Bonds
Series 2001B
06/01/2019	0.000%	4,000,000	3,954,280
06/01/2020	0.000%	4,000,000	3,858,600
City of Redmond
Limited General Obligation Bonds
Series 2014A
06/01/2027	5.000%	685,000	762,343
City of Salem
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	2,128,460
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/2035	4.000%	620,000	636,535

2	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clackamas Community College District(c)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	0.000%	760,000	772,570
Clackamas County School District No. 108 Estacada
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06/15/2025	5.500%	2,485,000	2,928,846
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	3,971,170
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2029	5.000%	1,500,000	1,675,395
Clackamas County School District No. 62
Limited General Obligation Refunding Bonds
Series 2014
06/01/2034	5.000%	1,770,000	1,951,567
Clackamas County School District No. 7J Lake Oswego
Unlimited General Obligation Bonds
Series 2017
06/01/2032	4.000%	2,140,000	2,234,823
Coos County School District No. 9 Coos Bay
Unlimited General Obligation Bonds
Series 2018
06/15/2034	5.000%	500,000	572,215
06/15/2035	5.000%	1,000,000	1,139,990
Deschutes & Jefferson Counties School District No. 2J Redmond(b)
Unlimited General Obligation Bonds
Series 2004B (NPFGC)
06/15/2022	0.000%	2,335,000	2,139,537
Jackson County School District No. 4(b)
Unlimited General Obligation Bonds
Series 2018A
06/15/2033	0.000%	1,000,000	558,850
Jackson County School District No. 549C Medford
Unlimited General Obligation Refunding Bonds
Series 2015
12/15/2023	5.000%	1,000,000	1,121,960
Jackson County School District No. 9 Eagle Point
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2020	5.500%	1,000,000	1,052,680
06/15/2021	5.500%	1,410,000	1,525,141
Jefferson County School District No. 509J
Unlimited General Obligation Bonds
Madras
Series 2013B
06/15/2028	5.000%	2,095,000	2,313,425
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Klamath Falls City Schools
Unlimited General Obligation Refunding Bonds
Series 2015A
06/15/2028	4.000%	500,000	525,505
Lane & Douglas Counties School District No. 45J3(b)
Unlimited General Obligation Bonds
Deferred Interest
Series 2016A
06/15/2034	0.000%	1,000,000	521,290
06/15/2036	0.000%	1,000,000	468,540
Lane Community College
Unlimited General Obligation Bonds
Series 2012
06/15/2023	5.000%	1,000,000	1,095,050
Lane County School District No. 1 Pleasant Hill(b)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,224,093
Lane County School District No. 19 Springfield
Unlimited General Obligation Bonds
Series 2015A
06/15/2031	5.000%	2,000,000	2,252,520
Lane County School District No. 19 Springfield(b)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	2,109,881
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2024	0.000%	2,305,000	1,973,749
06/15/2028	0.000%	1,480,000	1,069,063
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,150,060
Marion County School District No. 15 North Marion
Unlimited General Obligation Bonds
Series 2018B
06/15/2032	5.000%	1,000,000	1,143,540
06/15/2033	5.000%	240,000	273,386
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(b)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	2,234,000
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,423,270
Multnomah County School District No. 7 Reynolds(b)
Unlimited General Obligation Bonds
Deferred Interest
Series 2015B
06/15/2030	0.000%	4,000,000	2,588,120

Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/2027	4.000%	750,000	796,808
02/01/2028	4.000%	1,000,000	1,056,550
Portland Community College District
Unlimited General Obligation Bonds
Series 2018
06/15/2029	5.000%	1,000,000	1,144,810
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,428,986
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2018
06/15/2035	4.000%	1,000,000	1,033,070
Umatilla County School District No. 16R Pendleton
Unlimited General Obligation Bonds
Series 2014A
06/15/2030	5.000%	1,110,000	1,236,129
06/15/2031	5.000%	2,890,000	3,212,033
Umatilla County School District No. 8R Hermiston
Unlimited General Obligation Bonds
Series 2010
06/15/2029	4.500%	2,360,000	2,435,921
Union County School District No. 1 La Grande
Unlimited General Obligation Bonds
Series 2015
06/15/2030	4.000%	1,000,000	1,037,670
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2021	5.000%	6,575,000	7,044,455
Washington & Multnomah Counties School District No. 48J Beaverton
Unlimited General Obligation Bonds
Series 2014
06/15/2033	5.000%	4,000,000	4,432,560
Unlimited General Obligation Refunding Bonds
Series 2012-B
06/15/2023	4.000%	4,090,000	4,330,083
Washington Clackamas & Yamhill Counties School District No. 88J(b)
Unlimited General Obligation Bonds
Deferred Interest
Series 2018A
06/15/2037	0.000%	3,500,000	1,626,030
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,000	5,153,220
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington County School District No. 1 West Union
Unlimited General Obligation Bonds
Hillsboro School District No. 1J
Series 2017
06/15/2035	5.000%	2,500,000	2,810,500
Washington County School District No. 15 Forest Grove
Unlimited General Obligation Bonds
Series 2012A
06/15/2024	5.000%	1,780,000	1,949,189
Yamhill Clackamas & Washington Counties School District No. 29J Newberg
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2021	5.500%	1,000,000	1,082,730
Total			130,345,766
Multi-Family 1.1%
Oregon State Facilities Authority
Refunding Revenue Bonds
College Housing Northwest Projects
Series 2013A
10/01/2019	4.000%	780,000	791,770
10/01/2020	4.000%	810,000	831,943
10/01/2022	4.000%	875,000	912,660
Oregon State Facilities Authority(a)
Revenue Bonds
College Housing Northwest Projects
Series 2016A
10/01/2026	4.000%	500,000	481,880
10/01/2036	5.000%	1,000,000	981,400
Total			3,999,653
Municipal Power 1.9%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/2033	5.000%	350,000	390,327
12/01/2034	5.000%	400,000	444,748
12/01/2035	5.000%	410,000	454,772
12/01/2036	5.000%	440,000	486,873
City of Eugene Electric Utility System
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	611,880
08/01/2030	5.000%	420,000	482,446
08/01/2031	5.000%	450,000	515,047
08/01/2032	5.000%	250,000	285,110
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,613,900
12/01/2036	5.000%	1,545,000	1,687,511
Total			6,972,614

4	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 0.6%
Oregon State Business Development Commission
Revenue Bonds
Intel Corp. Project
Series 2018-232
12/01/2040	2.400%	2,000,000	1,982,960
Pool / Bond Bank 0.6%
Oregon State Bond Bank
Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	850,000	968,226
01/01/2029	5.000%	1,120,000	1,269,565
Total			2,237,791
Ports 1.0%
Port of Morrow
Limited General Obligation Refunding Bonds
Series 2016
12/01/2027	5.000%	615,000	667,263
12/01/2028	5.000%	645,000	698,948
12/01/2029	5.000%	340,000	367,530
12/01/2030	5.000%	335,000	361,679
12/01/2031	5.000%	375,000	404,366
12/01/2036	5.000%	1,160,000	1,246,745
Total			3,746,531
Refunded / Escrowed 9.2%
City of Eugene Electric Utility System
Prerefunded 08/01/21 Revenue Bonds
Series 2011A
08/01/2028	5.000%	2,200,000	2,365,704
08/01/2029	5.000%	3,410,000	3,666,842
City of Salem
Prerefunded 06/01/19 Limited General Obligation Bonds
Series 2009
06/01/2026	5.000%	3,315,000	3,373,609
Clackamas County School District No. 46 Oregon Trail
Prerefunded 06/15/19 Unlimited General Obligation Bonds
Series 2009A
06/15/2026	5.000%	3,000,000	3,057,510
Columbia Multnomah & Washington Counties School District No. 1J
Prerefunded 06/15/19 Unlimited General Obligation Bonds
Scappoose School District 1J
Series 2009
06/15/2024	5.000%	1,165,000	1,187,333
06/15/2025	5.000%	1,275,000	1,299,442
County of Lane
Prerefunded 11/01/19 Limited General Obligation Bonds
Series 2009A
11/01/2025	5.000%	1,140,000	1,174,063
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Deschutes County Hospital Facilities Authority
Prerefunded 01/01/19 Revenue Bonds
Cascade Health Services, Inc.
Series 2008
01/01/2023	7.375%	2,000,000	2,017,640
Oregon State Lottery
Prerefunded 04/01/19 Revenue Bonds
Series 2009A
04/01/2027	5.000%	4,000,000	4,051,800
Puerto Rico Public Finance Corp.(d)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	6,079,950
Tri-County Metropolitan Transportation District of Oregon
Prerefunded 10/01/21 Revenue Bonds
Capital Grant Receipt
Series 2011A
10/01/2025	5.000%	4,775,000	5,125,103
Total			33,398,996
Retirement Communities 3.5%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2025	3.200%	765,000	758,306
05/15/2038	5.000%	220,000	229,306
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	4,000,000	4,130,480
Terwilliger Plaza, Inc.
Series 2012
12/01/2020	5.000%	960,000	984,365
12/01/2022	5.000%	500,000	536,335
Series 2016
12/01/2030	5.000%	325,000	351,907
12/01/2036	5.000%	900,000	959,670
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor
Series 2013
10/01/2022	5.000%	625,000	677,313
10/01/2023	5.000%	645,000	706,914
10/01/2024	5.000%	455,000	495,845
Polk County Hospital Facility Authority
Revenue Bonds
Dallas Retirement Village Project
Series 2015A
07/01/2035	5.125%	1,240,000	1,262,667

Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Salem Hospital Facility Authority
Revenue Bonds
Capital Manor Project
Series 2018
05/15/2033	5.000%	555,000	605,105
05/15/2038	5.000%	500,000	535,215
Yamhill County Hospital Authority
Refunding Revenue Bonds
Friendsview Retirement Community
Series 2016
11/15/2026	4.000%	500,000	506,955
Total			12,740,383
Single Family 1.5%
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
07/01/2032	3.150%	2,930,000	2,698,735
Single Family Mortgage Program
Series 2010A
07/01/2027	5.250%	110,000	112,246
Series 2011A
07/01/2025	5.250%	2,310,000	2,389,834
Series 2011B
07/01/2028	5.250%	330,000	339,088
Total			5,539,903
Special Non Property Tax 5.1%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	493,912
06/15/2031	5.000%	725,000	819,685
06/15/2032	5.000%	780,000	878,748
Oregon State Lottery
Refunding Revenue Bonds
Series 2014B
04/01/2027	5.000%	1,750,000	1,960,787
Series 2015D
04/01/2027	5.000%	2,500,000	2,844,375
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	4,000,000	4,679,480
Senior Lien User Tax
Series 2017C
11/15/2026	5.000%	1,000,000	1,169,870
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,059,970
09/01/2032	4.000%	1,250,000	1,314,313
Revenue Bonds
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,810,134
Series 2018A
09/01/2034	5.000%	550,000	627,429
09/01/2035	5.000%	800,000	909,320
Total			18,568,023
Special Property Tax 3.1%
City of Keizer
Special Assessment Bonds
Keizer Station Area
Series 2008A
06/01/2031	5.200%	2,620,000	2,626,209
City of Portland
Refunding Tax Allocation Bonds
Series 2015
06/15/2024	5.000%	1,480,000	1,579,811
Tax Allocation Bonds
Central Eastside
Series 2011B
06/15/2026	5.000%	1,580,000	1,672,904
06/15/2027	5.000%	1,370,000	1,450,556
Lents Town Center
Series 2010B
06/15/2025	5.000%	1,550,000	1,615,612
06/15/2026	5.000%	1,440,000	1,500,480
Veneta Urban Renewal Agency
Revenue Bonds
Urban Renewal
Series 2001
02/15/2021	5.625%	695,000	695,584
Total			11,141,156
State General Obligation 2.6%
State of Oregon
Unlimited General Obligation Bonds
Article XI-Q State Project
Series 2017A
05/01/2026	5.000%	1,250,000	1,457,787
Series 2015F
05/01/2030	5.000%	5,565,000	6,277,097

6	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	846,338
Series 2016A
08/01/2031	3.500%	500,000	505,060
08/01/2032	3.500%	500,000	503,360
Total			9,589,642
Transportation 3.0%
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,414,371
10/01/2027	5.000%	1,485,000	1,709,488
Revenue Bonds
Series 2018A
10/01/2032	5.000%	6,800,000	7,611,852
Total			10,735,711
Water & Sewer 6.3%
City of Albany
Limited General Obligation Refunding Bonds
Series 2013
08/01/2022	4.000%	1,240,000	1,311,573
08/01/2023	4.000%	1,290,000	1,377,862
City of Beaverton Water
Revenue Bonds
Series 2018
04/01/2034	5.000%	1,125,000	1,294,369
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/2032	4.000%	500,000	521,995
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	7,771,480
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2014A
05/01/2028	4.000%	3,390,000	3,588,823
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2025	4.000%	200,000	216,194
04/01/2026	4.000%	250,000	271,175
04/01/2027	4.000%	270,000	292,869
City of Woodburn Wastewater
Refunding Revenue Bonds
Series 2011A
03/01/2022	5.000%	4,620,000	4,980,591
Clackamas River Water
Revenue Bonds
Series 2016
11/01/2032	5.000%	200,000	222,830
11/01/2033	5.000%	265,000	294,423
11/01/2034	5.000%	250,000	276,827
11/01/2035	5.000%	225,000	248,589
11/01/2036	5.000%	200,000	220,474
Total			22,890,074
Total Municipal Bonds (Cost $355,970,782)			357,643,201

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.453%(e)	28,486	28,486
Total Money Market Funds (Cost $28,485)		28,486
Total Investments in Securities (Cost: $355,999,267)		357,671,687
Other Assets & Liabilities, Net		5,820,393
Net Assets		363,492,080

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2018, the total value of these securities amounted to $2,205,690, which represents 0.61% of total net assets.
(b)	Zero coupon bond.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2018.
(d)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2018, the total value of these securities amounted to $6,079,950, which represents 1.67% of total net assets.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, October 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	The rate shown is the seven-day current annualized yield at October 31, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
8	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, October 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Municipal Bonds	—	357,643,201	—	357,643,201
Money Market Funds	28,486	—	—	28,486
Total Investments in Securities	28,486	357,643,201	—	357,671,687
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2018	9

Portfolio of Investments
Columbia Large Cap Growth Fund, October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 12.7%
Entertainment 1.1%
Electronic Arts, Inc.(a)	418,805	38,102,879
Interactive Media & Services 10.2%
Alphabet, Inc., Class A(a)	101,619	110,823,649
Alphabet, Inc., Class C(a)	104,973	113,031,777
Facebook, Inc., Class A(a)	853,073	129,487,951
Total		353,343,377
Media 0.5%
DISH Network Corp., Class A(a)	619,448	19,041,831
Wireless Telecommunication Services 0.9%
T-Mobile U.S.A., Inc.(a)	464,500	31,841,475
Total Communication Services		442,329,562
Consumer Discretionary 16.9%
Hotels, Restaurants & Leisure 1.3%
Norwegian Cruise Line Holdings Ltd.(a)	510,768	22,509,546
Yum! Brands, Inc.	259,970	23,503,887
Total		46,013,433
Internet & Direct Marketing Retail 8.5%
Alibaba Group Holding Ltd., ADR(a)	304,442	43,316,008
Amazon.com, Inc.(a)	120,705	192,887,797
Booking Holdings, Inc.(a)	32,094	60,162,770
Total		296,366,575
Specialty Retail 3.9%
Burlington Stores, Inc.(a)	228,900	39,254,061
O’Reilly Automotive, Inc.(a)	153,700	49,299,275
Ulta Beauty, Inc.(a)	173,300	47,574,316
Total		136,127,652
Textiles, Apparel & Luxury Goods 3.2%
Canada Goose Holdings, Inc.(a)	378,624	20,661,512
Nike, Inc., Class B	731,500	54,891,760
PVH Corp.	278,100	33,591,699
Total		109,144,971
Total Consumer Discretionary		587,652,631
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 4.2%
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	207,200	47,372,136
SYSCO Corp.	420,328	29,981,996
Total		77,354,132
Food Products 0.9%
Tyson Foods, Inc., Class A	548,800	32,884,096
Tobacco 1.1%
Philip Morris International, Inc.	421,395	37,112,258
Total Consumer Staples		147,350,486
Energy 1.2%
Energy Equipment & Services 0.4%
TechnipFMC PLC	551,600	14,507,080
Oil, Gas & Consumable Fuels 0.8%
Cimarex Energy Co.	183,500	14,582,745
Diamondback Energy, Inc.	116,100	13,044,996
Total		27,627,741
Total Energy		42,134,821
Financials 3.8%
Banks 1.0%
Citigroup, Inc.	553,800	36,251,748
Capital Markets 2.8%
Bank of New York Mellon Corp. (The)	698,870	33,077,517
BlackRock, Inc.	85,839	35,315,881
Charles Schwab Corp. (The)	587,100	27,147,504
Total		95,540,902
Total Financials		131,792,650
Health Care 16.4%
Biotechnology 5.6%
Alexion Pharmaceuticals, Inc.(a)	382,134	42,825,757
Biogen, Inc.(a)	178,570	54,333,494
BioMarin Pharmaceutical, Inc.(a)	358,700	33,061,379
Exact Sciences Corp.(a)	252,120	17,913,126
Vertex Pharmaceuticals, Inc.(a)	270,465	45,832,999
Total		193,966,755
Columbia Large Cap Growth Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.4%
Align Technology, Inc.(a)	75,000	16,590,000
Edwards Lifesciences Corp.(a)	275,467	40,658,930
IDEXX Laboratories, Inc.(a)	46,900	9,948,428
Medtronic PLC	566,800	50,909,976
Total		118,107,334
Health Care Providers & Services 1.3%
Humana, Inc.	137,900	44,184,539
Life Sciences Tools & Services 2.4%
Illumina, Inc.(a)	117,200	36,466,780
Thermo Fisher Scientific, Inc.	205,648	48,049,655
Total		84,516,435
Pharmaceuticals 3.7%
Allergan PLC	152,300	24,064,923
Bristol-Myers Squibb Co.	913,000	46,143,020
Johnson & Johnson	424,500	59,425,755
Total		129,633,698
Total Health Care		570,408,761
Industrials 7.5%
Aerospace & Defense 1.5%
L3 Technologies, Inc.	267,900	50,759,013
Air Freight & Logistics 1.5%
FedEx Corp.	233,450	51,438,373
Building Products —%
Resideo Technologies, Inc.(a)	62,550	1,316,678
Electrical Equipment 0.9%
AMETEK, Inc.	471,500	31,628,220
Industrial Conglomerates 1.6%
Honeywell International, Inc.	375,300	54,350,946
Machinery 2.0%
Ingersoll-Rand PLC	452,700	43,432,038
Xylem, Inc.	411,600	26,992,728
Total		70,424,766
Total Industrials		259,917,996
Information Technology 32.4%
Electronic Equipment, Instruments & Components 1.0%
Zebra Technologies Corp., Class A(a)	203,601	33,858,846
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 7.6%
FleetCor Technologies, Inc.(a)	234,800	46,967,044
Pagseguro Digital Ltd., Class A(a)	996,500	26,895,535
PayPal Holdings, Inc.(a)	802,500	67,562,475
Square, Inc., Class A(a)	128,600	9,445,670
Visa, Inc., Class A	834,026	114,970,484
Total		265,841,208
Semiconductors & Semiconductor Equipment 4.7%
Broadcom, Inc.	264,631	59,142,382
Lam Research Corp.	229,200	32,484,516
MACOM Technology Solutions Holdings, Inc.(a)	763,567	10,743,388
NVIDIA Corp.	291,460	61,448,512
Total		163,818,798
Software 12.0%
Adobe, Inc.(a)	337,300	82,894,848
Microsoft Corp.	2,250,238	240,347,921
Salesforce.com, Inc.(a)	414,305	56,859,218
ServiceNow, Inc.(a)	205,567	37,215,850
Total		417,317,837
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc.	1,123,462	245,880,893
Total Information Technology		1,126,717,582
Materials 1.1%
Chemicals 1.1%
Eastman Chemical Co.	486,559	38,121,898
Total Materials		38,121,898
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
American Tower Corp.	288,000	44,873,280
Equinix, Inc.	110,600	41,888,644
Total		86,761,924
Total Real Estate		86,761,924
Total Common Stocks (Cost $2,174,948,266)		3,433,188,311

2	Columbia Large Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, October 31, 2018 (Unaudited)
Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.279%(b),(c)	41,861,828	41,857,642
Total Money Market Funds (Cost $41,860,711)		41,857,642
Total Investments in Securities (Cost: $2,216,808,977)		3,475,045,953
Other Assets & Liabilities, Net		4,226,912
Net Assets		3,479,272,865
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at October 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.279%
	44,882,689	124,521,655	(127,542,516)	41,861,828	(1,281)	1,281	238,787	41,857,642
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Large Cap Growth Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, October 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	442,329,562	—	—	—	442,329,562
Consumer Discretionary	587,652,631	—	—	—	587,652,631
Consumer Staples	147,350,486	—	—	—	147,350,486
Energy	42,134,821	—	—	—	42,134,821
Financials	131,792,650	—	—	—	131,792,650
Health Care	570,408,761	—	—	—	570,408,761
Industrials	259,917,996	—	—	—	259,917,996
Information Technology	1,126,717,582	—	—	—	1,126,717,582
Materials	38,121,898	—	—	—	38,121,898
Real Estate	86,761,924	—	—	—	86,761,924
Total Common Stocks	3,433,188,311	—	—	—	3,433,188,311
Money Market Funds	—	—	—	41,857,642	41,857,642
Total Investments in Securities	3,433,188,311	—	—	41,857,642	3,475,045,953
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Large Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Tax-Exempt Fund, October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.0%
Anuvia Florida LLC(a),(b)
01/01/2029	5.000%	495,280	489,421
Total Corporate Bonds & Notes (Cost $495,280)			489,421

Floating Rate Notes 1.1%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Minnesota 0.2%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(c),(d)
Revenue Bonds
Allina Health Systems
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	1.670%	5,300,000	5,300,000
New York 0.8%
City of New York(c),(d)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	1.680%	1,500,000	1,500,000
Unlimited General Obligation Notes
Subordinated Series 2013-D3 (JPMorgan Chase Bank)
08/01/2038	1.680%	8,470,000	8,470,000
Subordinated Series 2013H-1 (JPMorgan Chase Bank)
01/01/2036	1.680%	3,750,000	3,750,000
New York City Transitional Finance Authority Future Tax Secured(c),(d)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	1.680%	9,370,000	9,370,000
New York City Water & Sewer System(c),(d)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	1.680%	2,000,000	2,000,000
Series 2013DD-2 (JPMorgan Chase Bank)
06/15/2043	1.680%	1,250,000	1,250,000
Total			26,340,000
Floating Rate Notes (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Utah 0.1%
City of Murray(c),(d)
Revenue Bonds
IHC Health Services, Inc.
Series 2005B (JPMorgan Chase Bank)
05/15/2037	1.670%	2,900,000	2,900,000
Total Floating Rate Notes (Cost $34,540,000)			34,540,000

Municipal Bonds 98.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.6%
Lower Alabama Gas District (The)
Revenue Bonds
Series 2016A
09/01/2046	5.000%	19,465,000	21,798,854
Alaska 0.7%
City of Koyukuk
Prerefunded 10/01/19 Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/2032	7.500%	18,330,000	19,201,958
10/01/2041	7.750%	4,350,000	4,566,717
Total			23,768,675
Arizona 2.1%
Arizona Health Facilities Authority
Refunding Revenue Bonds
Scottsdale Lincoln Hospital Project
Series 2014
12/01/2042	5.000%	7,000,000	7,542,570
Revenue Bonds
Banner Health
Series 2014A
01/01/2044	5.000%	15,000,000	16,068,450
Glendale Industrial Development Authority
Revenue Bonds
Midwestern University
Series 2010
05/15/2035	5.000%	13,750,000	14,247,887
Industrial Development Authority of the County of Pima (The)(e)
Refunding Revenue Bonds
American Leadership Academy
Series 2015
06/15/2045	5.625%	2,680,000	2,780,875
Columbia Tax-Exempt Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Industrial Development Authority of the County of Pima (The)(f)
Revenue Bonds
GNMA Mortgage-Backed Securities
Series 1989 Escrowed to Maturity AMT
09/01/2021	8.200%	5,750,000	6,341,560
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions -Harmony Public
Series 2018
02/15/2038	5.000%	825,000	860,426
Maricopa County Industrial Development Authority(e)
Revenue Bonds
Christian Care Surprise, Inc.
Series 2016
01/01/2036	5.750%	2,000,000	1,967,720
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Southern California Edison Co.
Series 2000B
06/01/2035	5.000%	9,775,000	10,137,359
Salt Verde Financial Corp.
Revenue Bonds
Series 2007
12/01/2032	5.000%	7,170,000	8,126,478
Tempe Industrial Development Authority(e)
Revenue Bonds
Mirabella at ASU Project
Series 2017A
10/01/2052	6.125%	1,400,000	1,497,552
Total			69,570,877
Arkansas 0.3%
Pulaski County Public Facilities Board
Revenue Bonds
Series 2014
12/01/2039	5.000%	6,000,000	6,387,420
12/01/2042	5.000%	2,000,000	2,123,580
Total			8,511,000
California 8.8%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2026	6.125%	3,420,000	3,753,211
07/01/2041	6.125%	7,015,000	7,523,447
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	10,000,000	9,881,100
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	15,000,000	15,124,200
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2036	5.000%	1,500,000	1,630,755
02/01/2037	5.000%	1,000,000	1,083,480
California Municipal Finance Authority(f)
Revenue Bonds
Senior Lien
Series 2018A AMT
12/31/2043	5.000%	500,000	534,340
California Municipal Finance Authority(e),(f),(g)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/2032	0.000%	1,830,000	274,500
California Public Finance Authority
Refunding Revenue Bonds
Sharp Healthcare
Series 2017A
08/01/2047	4.000%	10,000,000	9,982,500
California School Finance Authority(e)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	3,000,000	3,335,130
07/01/2046	6.375%	405,000	450,242
California State Public Works Board
Revenue Bonds
Various Capital Projects
Series 2012A
04/01/2037	5.000%	4,660,000	4,988,344
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	7,000,000	7,641,690
California Statewide Communities Development Authority(e)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2029	5.000%	1,650,000	1,723,788
11/01/2034	5.000%	3,700,000	3,819,843
Revenue Bonds
California Baptist University
Series 2014A
11/01/2033	6.125%	1,560,000	1,765,343
11/01/2043	6.375%	1,035,000	1,168,318

2	Columbia Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lancer Plaza Project
Series 2013
11/01/2043	5.875%	1,875,000	2,054,137
California Statewide Communities Development Authority
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2044	5.250%	3,500,000	3,658,970
Castaic Lake Water Agency(h)
Certificate of Participation
Capital Appreciation-Water System Improvement Project
Series 1999 (AMBAC)
08/01/2024	0.000%	9,445,000	8,100,410
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2022	4.000%	1,500,000	1,573,815
09/01/2025	5.000%	790,000	849,116
09/01/2026	5.000%	1,230,000	1,316,961
09/01/2027	5.000%	1,280,000	1,368,102
City of Los Angeles Department of Airports(f)
Revenue Bonds
Subordinated Series 2017A AMT
05/15/2042	5.000%	4,375,000	4,764,594
City of Pomona
Refunding Revenue Bonds
Mortgage-Backed Securities
Series 1990A Escrowed to Maturity (GNMA / FNMA)
05/01/2023	7.600%	3,910,000	4,354,645
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2033	6.250%	3,845,000	4,404,717
Series 2014A
01/15/2046	5.750%	19,005,000	21,232,576
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-1
06/01/2047	5.000%	1,000,000	973,700
Series 2018A-2
06/01/2047	5.000%	9,500,000	9,250,150
Los Angeles County Schools Regionalized Business Services Corp.(h)
Certificate of Participation
Capital Appreciation-Pooled Financing
Series 1999A (AMBAC)
08/01/2022	0.000%	2,180,000	1,961,390
Norwalk-La Mirada Unified School District(h)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2005B (NPFGC)
08/01/2023	0.000%	9,790,000	8,639,871
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	4,605,000	4,875,498
Perris Community Facilities District
Special Tax Bonds
Series 1991-90-2 Escrowed to Maturity
10/01/2021	8.750%	6,165,000	7,331,233
San Francisco City & County Airport Commission - San Francisco International Airport(f)
Revenue Bonds
Series 2014A AMT
05/01/2044	5.000%	24,000,000	25,835,760
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04/01/2031	5.750%	20,000,000	20,310,400
11/01/2039	5.500%	15,520,000	16,052,181
Series 2010
03/01/2033	6.000%	5,000,000	5,268,600
03/01/2040	5.500%	17,200,000	17,942,008
Series 2012
04/01/2035	5.250%	11,000,000	11,946,110
Series 2016
09/01/2035	4.000%	3,895,000	4,016,446
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	6,000	6,017
Various Purpose
Series 2009
04/01/2035	6.000%	8,670,000	8,813,055
04/01/2038	6.000%	14,520,000	14,756,531
Temecula Public Financing Authority
Refunding Special Tax Bonds
Wolf Creek Community Facilities District
Series 2012
09/01/2027	5.000%	1,275,000	1,350,454
09/01/2028	5.000%	1,315,000	1,386,036
09/01/2029	5.000%	1,405,000	1,475,236
09/01/2030	5.000%	1,480,000	1,550,744
09/01/2031	5.000%	1,555,000	1,626,499
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2001B (NPFGC)
08/01/2024	6.000%	2,025,000	2,227,702
Total			295,953,895

Columbia Tax-Exempt Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado 2.0%
Arista Metropolitan District
Limited General Obligation Refunding & Improvement Bonds
Special Revenue
Series 2018
12/01/2038	5.000%	620,000	620,794
City & County of Denver Airport System(f)
Refunding Revenue Bonds
Subordinated Series 2018-A AMT
12/01/2048	4.000%	11,500,000	10,920,515
Colorado Educational & Cultural Facilities Authority(e)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2034	5.125%	1,525,000	1,531,954
07/01/2044	5.375%	2,100,000	2,113,587
07/01/2049	5.500%	925,000	934,324
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/2033	5.000%	5,500,000	5,778,960
Series 2015
12/01/2035	5.000%	3,800,000	3,997,600
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2047	5.000%	4,445,000	4,685,741
Revenue Bonds
Catholic Health Initiatives
Series 2013A
01/01/2045	5.250%	7,000,000	7,359,590
Colorado High Performance Transportation Enterprise
Revenue Bonds
C-470 Express Lanes
Series 2017
12/31/2051	5.000%	2,500,000	2,635,250
12/31/2056	5.000%	2,300,000	2,419,301
Colorado Housing & Finance Authority
Revenue Bonds
Series 2018 (GNMA)
11/01/2038	3.600%	5,000,000	4,706,700
E-470 Public Highway Authority(h)
Revenue Bonds
Capital Appreciation
Series 1997B (NPFGC)
09/01/2022	0.000%	6,515,000	5,883,371
University of Colorado Hospital Authority
Refunding Revenue Bonds
Series 2009A
11/15/2029	6.000%	5,000,000	5,187,750
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2012A
11/15/2042	5.000%	7,325,000	7,898,181
Total			66,673,618
Connecticut 0.5%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/2030	5.600%	1,000,000	964,100
City of New Haven
Unlimited General Obligation Bonds
Series 2002C Escrowed to Maturity (NPFGC)
11/01/2020	5.000%	10,000	10,026
Connecticut State Health & Educational Facility Authority(e)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,250,000	1,260,388
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Connecticut College
Series 2011H-1
07/01/2041	5.000%	1,625,000	1,707,127
Western Connecticut Health
Series 2011M
07/01/2041	5.375%	1,500,000	1,582,605
Harbor Point Infrastructure Improvement District
Prerefunded 04/01/20 Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/2039	7.875%	8,750,000	9,439,850
State of Connecticut
Unlimited General Obligation Bonds
Series 2018E
09/15/2037	5.000%	500,000	536,620
Series 2018-E
09/15/2034	5.000%	2,000,000	2,170,160
Total			17,670,876
Delaware 0.3%
Delaware State Economic Development Authority
Refunding Revenue Bonds
Gas Facilities-Delmarva Power
Series 2010
02/01/2031	5.400%	5,000,000	5,236,800

4	Columbia Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Newark Charter School
Series 2012
09/01/2032	4.625%	2,000,000	2,046,040
09/01/2042	5.000%	1,350,000	1,382,319
Total			8,665,159
District of Columbia 0.4%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2033	6.000%	250,000	289,718
07/01/2048	6.000%	1,150,000	1,332,701
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	9,090,000	9,706,211
Friendship Public Charter School
Series 2016
06/01/2046	5.000%	1,385,000	1,448,017
Revenue Bonds
Ingleside RockCreek Project
Series 2017
07/01/2037	5.000%	500,000	500,315
07/01/2042	5.000%	1,000,000	987,630
Total			14,264,592
Florida 7.4%
Capital Trust Agency, Inc.(e)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	7.000%	1,665,000	1,708,673
University Bridge LLC Student Housing Project
Series 2018
12/01/2043	5.250%	13,000,000	12,820,990
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2016B
07/01/2039	4.000%	10,500,000	10,455,690
City of Lakeland
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/2045	5.000%	22,000,000	23,423,840
County of Broward Airport System(f)
Revenue Bonds
Series 2015A AMT
10/01/2045	5.000%	14,000,000	15,003,800
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade Aviation(f)
Refunding Revenue Bonds
Series 2014A AMT
10/01/2033	5.000%	15,000,000	16,242,150
10/01/2036	5.000%	21,400,000	23,029,610
Series 2017B AMT
10/01/2040	5.000%	11,250,000	12,129,975
Florida Development Finance Corp.(e)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/2034	5.875%	420,000	387,866
06/15/2044	6.000%	3,100,000	2,759,713
Renaissance Charter School
Series 2015
06/15/2046	6.125%	3,920,000	3,984,602
Renaissance Charter School Inc. Projects
Series 2015
06/15/2035	6.000%	4,000,000	4,125,200
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2012A
06/15/2022	5.500%	1,150,000	1,187,536
06/15/2032	6.000%	4,000,000	4,127,160
06/15/2043	6.125%	5,000,000	5,123,950
Renaissance Charter School Projects
Series 2013A
06/15/2044	8.500%	15,000,000	16,799,400
Florida Housing Finance Corp.
Revenue Bonds
Series 2018 (GNMA)
07/01/2043	3.800%	6,565,000	6,231,564
Greater Orlando Aviation Authority(f)
Revenue Bonds
Priority
Subordinated Series 2017A AMT
10/01/2047	5.000%	7,665,000	8,216,880
Hillsborough County Aviation Authority(f),(i)
Revenue Bonds
Tampa International
Subordinated Series 2018 AMT
10/01/2048	5.000%	9,300,000	10,030,050
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Series 2015A
10/01/2044	5.000%	11,115,000	11,881,935
Miami-Dade County Expressway Authority
Revenue Bonds
Series 2014A
07/01/2044	5.000%	5,000,000	5,374,100

Columbia Tax-Exempt Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mid-Bay Bridge Authority
Prerefunded 10/01/21 Revenue Bonds
Series 2011A
10/01/2040	7.250%	7,000,000	7,943,390
Refunding Revenue Bonds
Series 2015A
10/01/2035	5.000%	3,765,000	4,049,182
Revenue Bonds
Series 1991A Escrowed to Maturity
10/01/2022	6.875%	1,665,000	1,827,820
Orange County Industrial Development Authority(e),(f)
Revenue Bonds
Anuvia Florida LLC Project
Series 2018-A AMT
07/01/2048	4.000%	9,840,000	6,102,079
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Boca Raton Community Hospital Obligation Group
Series 2014
12/01/2031	5.000%	1,500,000	1,597,695
Revenue Bonds
Sinai Residences of Boca Raton
Series 2014
06/01/2034	7.250%	685,000	768,728
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	6,665,000	7,220,194
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07/01/2028	5.500%	6,980,000	8,038,447
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/2025	5.750%	2,500,000	2,782,725
Tampa-Hillsborough County Expressway Authority
Refunding Revenue Bonds
Series 2017B
07/01/2042	4.000%	12,785,000	12,668,529
Total			248,043,473
Georgia 0.8%
DeKalb County Hospital Authority
Prerefunded 09/01/20 Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/2040	6.125%	6,250,000	6,686,375
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2047	5.000%	3,000,000	3,172,890
Fulton County Residential Care Facilities for the Elderly Authority
Refunding Revenue Bonds
Lenbrook Square Foundation, Inc.
Series 2016
07/01/2036	5.000%	3,500,000	3,658,340
Gainesville & Hall County Hospital Authority
Unrefunded Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2010A
02/15/2045	5.500%	6,925,000	7,183,372
Georgia State Road & Tollway Authority(e),(h)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	625,000	448,950
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	2,145,000	2,269,410
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 1992P Escrowed to Maturity (AMBAC)
07/01/2020	6.250%	990,000	1,032,174
Series 2007A (AMBAC)
07/01/2026	5.250%	1,000,000	1,179,220
Total			25,630,731
Hawaii 0.3%
State of Hawaii Department of Budget & Finance
Prerefunded 11/15/19 Revenue Bonds
15 Craigside Project
Series 2009A
11/15/2029	8.750%	825,000	874,574
11/15/2044	9.000%	3,000,000	3,211,650
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2032	5.125%	1,300,000	1,405,287
11/15/2037	5.250%	1,945,000	2,098,655
Revenue Bonds
Hawaii Pacific University
Series 2013A
07/01/2043	6.875%	1,795,000	1,854,146
Total			9,444,312

6	Columbia Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Idaho 0.7%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2018
03/01/2038	4.000%	3,650,000	3,488,561
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2034	7.750%	9,135,000	10,015,431
10/01/2044	8.000%	5,635,000	6,238,847
10/01/2049	8.125%	4,365,000	4,848,205
Total			24,591,044
Illinois 15.8%
Chicago Board of Education(e)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	10,765,000	12,542,840
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	4,000,000	3,999,760
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2033	5.000%	1,000,000	1,084,850
Chicago Midway International Airport(f)
Refunding Revenue Bonds
2nd Lien
Series 2014A AMT
01/01/2041	5.000%	10,000,000	10,595,800
Series 2016A AMT
01/01/2033	4.000%	3,500,000	3,429,335
Chicago O’Hare International Airport(f)
Revenue Bonds
General Senior Lien
Series 2017D AMT
01/01/2047	5.000%	7,000,000	7,393,190
01/01/2052	5.000%	17,620,000	18,547,341
Series 2015C AMT
01/01/2046	5.000%	12,525,000	13,329,230
TriPs Obligated Group
Series 2018 AMT
07/01/2048	5.000%	2,400,000	2,535,456
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/2046	5.000%	7,310,000	7,829,156
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2033	5.000%	1,000,000	1,070,710
01/01/2034	5.000%	1,000,000	1,067,480
01/01/2036	5.000%	1,000,000	1,059,780
City of Chicago
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/2040	5.000%	17,625,000	17,771,111
Series 2012A
01/01/2034	5.000%	10,510,000	10,706,222
Series 2009C
01/01/2040	5.000%	21,730,000	21,758,032
Series 2015A
01/01/2033	5.500%	8,350,000	8,859,099
01/01/2039	5.500%	1,500,000	1,574,100
Series 2017A
01/01/2038	6.000%	13,080,000	14,510,952
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2030	5.250%	4,200,000	4,406,556
01/01/2033	5.250%	10,250,000	10,667,175
01/01/2035	5.000%	4,000,000	4,102,120
01/01/2036	5.000%	17,860,000	18,282,925
Series 2005D
01/01/2040	5.500%	2,000,000	2,097,700
Series 2007E
01/01/2042	5.500%	1,000,000	1,047,760
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2034	5.000%	1,250,000	1,328,150
01/01/2039	5.000%	2,970,000	3,135,667
Revenue Bonds
2nd Lien
Series 2014
01/01/2039	5.000%	4,000,000	4,207,600
01/01/2044	5.000%	4,000,000	4,205,720
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2026	5.000%	935,000	1,045,928

Columbia Tax-Exempt Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
2nd Lien
Series 2014
11/01/2034	5.000%	1,000,000	1,064,370
11/01/2039	5.000%	2,000,000	2,106,800
11/01/2044	5.000%	2,850,000	3,000,623
Series 2016
11/01/2030	5.000%	1,000,000	1,092,180
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	9,400,000	9,825,256
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax
Series 1999 (NPFGC)
01/01/2020	8.250%	1,015,000	1,082,579
01/01/2023	8.250%	1,420,000	1,726,450
Illinois Development Finance Authority(h)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/2020	0.000%	68,000,000	65,730,840
Illinois Finance Authority
Prerefunded 02/15/20 Revenue Bonds
Swedish Covenant
Series 2010A
08/15/2038	6.000%	12,505,000	13,087,483
Prerefunded 04/01/21 Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/2043	7.000%	5,550,000	6,154,784
Prerefunded 08/15/19 Revenue Bonds
Silver Cross & Medical Centers
Series 2009
08/15/2038	6.875%	34,000,000	35,279,420
Prerefunded 11/15/19 Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	4,940,000	5,151,037
Refunding Revenue Bonds
Northwest Community Hospital
Series 2016A
07/01/2038	4.000%	5,000,000	4,725,750
Rush University Medical Center
Series 2015A
11/15/2038	5.000%	20,145,000	21,628,679
Series 2015B
11/15/2039	5.000%	6,590,000	7,063,491
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2044	5.000%	9,400,000	9,828,170
Revenue Bonds
Series 2013
10/01/2049	4.000%	5,575,000	5,373,464
Unrefunded Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	3,260,000	3,386,292
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/2036	5.000%	5,000,000	5,432,600
01/01/2039	5.000%	5,000,000	5,406,600
Metropolitan Pier & Exposition Authority
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	7,725,000	7,935,274
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/2033	5.250%	13,210,000	15,392,952
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/21 Revenue Bonds
Series 2010
06/01/2028	6.000%	15,000,000	16,382,550
Regional Transportation Authority
Revenue Bonds
Series 1994C (NPFGC)
06/01/2020	7.750%	1,930,000	2,038,157
Series 2002A (NPFGC)
07/01/2031	6.000%	5,400,000	6,714,684
State of Illinois
Revenue Bonds
1st Series 2002 (NPFGC)
06/15/2023	6.000%	4,000,000	4,491,880
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/2026	6.000%	3,000,000	3,358,950
Series 2013
07/01/2038	5.500%	4,125,000	4,312,399
Series 2013A
04/01/2036	5.000%	8,000,000	8,123,040
Series 2014
02/01/2039	5.000%	15,000,000	15,088,200
Series 2017D
11/01/2027	5.000%	20,220,000	20,976,430

8	Columbia Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2033	5.000%	6,000,000	6,103,020
Total			533,256,149
Indiana 0.2%
Indiana Finance Authority
Prerefunded 05/01/19 Revenue Bonds
Parkview Health System
Series 2009
05/01/2031	5.750%	40,000	40,748
Series 2009
05/01/2031	5.750%	1,135,000	1,156,520
Revenue Bonds
BHI Senior Living
Series 2011
11/15/2031	5.500%	1,175,000	1,244,548
11/15/2041	5.750%	5,655,000	6,001,652
Indianapolis Airport Authority(f),(g)
Revenue Bonds
Special Facilities-United Air Lines Project
Series 1995A AMT
11/15/2031	0.000%	1,022,832	307
Total			8,443,775
Iowa 0.4%
Iowa Finance Authority
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2033	5.000%	500,000	501,665
08/01/2038	5.000%	500,000	489,520
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	8,275,000	8,453,574
Iowa Student Loan Liquidity Corp.(f)
Revenue Bonds
Series 2011A-2 AMT
12/01/2026	5.600%	2,905,000	2,989,768
12/01/2027	5.700%	1,995,000	2,052,137
Total			14,486,664
Kansas 1.2%
City of Overland Park
Revenue Bonds
Prairiefire Lionsgate Project
Series 2012
12/15/2029	5.250%	11,000,000	9,096,230
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	29,000,000	31,201,390
Total			40,297,620
Kentucky 1.0%
Kentucky Economic Development Finance Authority
Prerefunded 06/01/20 Revenue Bonds
Owensboro Medical Health System
Series 2010A
03/01/2045	6.500%	14,550,000	15,518,593
Series 2010B
03/01/2040	6.375%	5,800,000	6,175,840
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2041	5.000%	1,750,000	1,796,603
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2042	5.000%	6,600,000	7,113,348
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018 (BAM)
05/01/2034	5.000%	2,000,000	2,201,560
Total			32,805,944
Louisiana 3.0%
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp.
Series 2010A-2
11/01/2035	6.500%	6,250,000	6,701,187
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	25,000	27,220
05/15/2041	4.000%	25,000	27,220
05/15/2047	5.000%	15,000	17,349
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2047	5.000%	1,185,000	1,242,555
Series 2017
05/15/2036	5.000%	1,750,000	1,883,333
05/15/2046	5.000%	15,000,000	15,765,300

Columbia Tax-Exempt Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2047	5.000%	1,400,000	1,481,606
07/01/2052	5.000%	1,600,000	1,675,488
Louisiana Public Facilities Authority(f)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013 AMT
07/01/2036	6.500%	18,465,000	20,042,096
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/2030	6.250%	5,250,000	5,286,068
01/01/2040	6.500%	20,400,000	20,548,104
New Orleans Aviation Board(f)
Revenue Bonds
General Airport-North Terminal
Series 2017B AMT
01/01/2048	5.000%	3,725,000	3,944,812
Series 2015B AMT
01/01/2045	5.000%	21,150,000	22,341,591
Total			100,983,929
Maryland 0.9%
City of Brunswick
Special Tax Bonds
Brunswick Crossing Special Taxing
Series 2006
07/01/2036	5.500%	6,299,000	6,301,016
Maryland Economic Development Corp.
Revenue Bonds
Salisbury University Project
Series 2012
06/01/2030	5.000%	400,000	416,324
Towson University Project
Series 2012
07/01/2029	5.000%	650,000	688,733
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/2042	4.000%	5,250,000	4,884,390
Meritus Medical Center Issue
Series 2015
07/01/2045	5.000%	3,000,000	3,145,200
Western Maryland Health System
Series 2014
07/01/2034	5.250%	6,885,000	7,389,051
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	7,335,000	7,051,062
Total			29,875,776
Massachusetts 2.2%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	4,500,000	5,381,055
01/01/2030	5.500%	2,500,000	3,023,025
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2005B (NPFGC)
07/01/2026	5.500%	1,500,000	1,794,690
Series 2008B
07/01/2027	5.250%	710,000	845,979
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/2021	7.000%	575,000	609,172
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2030	5.250%	1,000,000	1,214,690
Massachusetts Development Finance Agency
Prerefunded 07/01/20 Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/2042	7.000%	1,000,000	1,078,990
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center
Series 2012
07/01/2029	5.000%	80,000	87,458
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/2041	5.200%	1,145,000	1,115,047
Revenue Bonds
Adventcare Project
Series 2007A
10/15/2028	6.650%	4,605,000	4,612,460
UMass Boston Student Housing Project
Series 2016
10/01/2048	5.000%	4,500,000	4,657,320
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/2042	5.750%	2,000,000	2,534,600

10	Columbia Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency(h)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	767,588	148,812
Massachusetts Educational Financing Authority(f)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B AMT
07/01/2046	4.250%	4,500,000	4,392,360
Series 2016J AMT
07/01/2033	3.500%	4,875,000	4,663,864
Revenue Bonds
Education Loan
Series 2014-I AMT
01/01/2025	5.000%	6,000,000	6,656,220
01/01/2027	5.000%	3,000,000	3,276,960
Issue I
Series 2010B AMT
01/01/2031	5.700%	4,445,000	4,558,437
Series 2011J AMT
07/01/2033	5.625%	990,000	1,027,927
Series 2012J AMT
07/01/2025	4.625%	3,240,000	3,306,128
07/01/2028	4.900%	430,000	439,666
Massachusetts Educational Financing Authority
Revenue Bonds
Series 2009I
01/01/2028	6.000%	310,000	317,533
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical Center
Series 2007E
07/15/2037	5.000%	500,000	504,390
Tufts University
Series 2009M
02/15/2028	5.500%	1,000,000	1,212,100
Massachusetts Housing Finance Agency(f)
Revenue Bonds
Housing
Series 2011A AMT
12/01/2036	5.250%	720,000	732,730
Series 2010C AMT
12/01/2030	5.000%	325,000	326,261
Massachusetts Housing Finance Agency
Revenue Bonds
Special Obligations
Series 2017D
12/01/2047	3.850%	10,000,000	9,272,600
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Port Authority(f)
Revenue Bonds
Bosfuel Project
Series 2007 (NPFGC) AMT
07/01/2032	5.000%	2,000,000	2,003,880
Massachusetts State College Building Authority(h)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2023	0.000%	3,000,000	2,663,850
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/2036	5.250%	3,000,000	3,188,880
Total			75,647,084
Michigan 4.5%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	11,925,000	12,623,567
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/2036	5.000%	4,105,000	4,278,190
07/01/2041	5.250%	8,765,000	9,282,135
Unrefunded Revenue Bonds
Senior Lien
Series 2003A (NPFGC)
07/01/2034	5.000%	5,000	5,011
Grand Traverse Academy
Refunding Revenue Bonds
Series 2007
11/01/2022	5.000%	615,000	615,234
11/01/2032	4.750%	1,170,000	1,108,072
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	1,200,000	1,268,316
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	15,385,000	16,464,412
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	9,420,000	8,917,914

Columbia Tax-Exempt Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	1,070,000	1,150,057
Trinity Health Corp.
Series 2017
12/01/2036	4.000%	2,000,000	2,004,480
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	16,760,000	17,847,724
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	7,095,000	7,639,328
07/01/2035	5.000%	4,830,000	5,179,885
Senior Lien - Great Lakes Water Authority
Series 2014C-1
07/01/2044	5.000%	2,000,000	2,114,220
Michigan Finance Authority(f)
Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-2 AMT
07/01/2044	5.000%	1,500,000	1,571,940
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2048	4.050%	5,000,000	4,889,450
Michigan Strategic Fund
Refunding Revenue Bonds
Collateral Detroit Fund-Pollution
Series 1991BB (AMBAC)
05/01/2021	7.000%	2,505,000	2,771,757
Paw Paw Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/2025	5.000%	1,020,000	1,126,355
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2039	5.000%	9,425,000	10,049,972
St. John’s Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.100%	1,790,000	1,992,789
Wayne County Airport Authority(f)
Refunding Revenue Bonds
Series 2015F AMT
12/01/2033	5.000%	11,495,000	12,500,123
Revenue Bonds
Series 2017B AMT
12/01/2047	5.000%	1,000,000	1,066,070
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	21,445,000	23,264,394
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.500%	710,000	776,719
Total			150,508,114
Minnesota 3.0%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	11,775,000	11,189,311
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	4,000,000	3,873,080
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2018-A
11/15/2048	4.000%	5,000,000	4,772,650
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2030	5.000%	900,000	1,033,074
11/15/2040	5.000%	935,000	1,073,249
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2047	5.000%	3,000,000	3,202,110
Perham Hospital District
Prerefunded 03/01/20 Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/2035	6.350%	4,000,000	4,215,800
03/01/2040	6.500%	2,800,000	2,956,156
Southern Minnesota Municipal Power Agency(h)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2022	0.000%	27,500,000	25,365,450
01/01/2023	0.000%	26,500,000	23,709,550
01/01/2025	0.000%	17,500,000	14,600,950

12	Columbia Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	7,135,000	6,169,278
Total			102,160,658
Mississippi 0.2%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/2022	6.800%	2,470,000	2,766,351
Medical Center Educational Building Corp.
Refunding Revenue Bonds
University of Mississippi Medical Center
Series 1998B (AMBAC)
12/01/2023	5.500%	4,660,000	5,028,932
Total			7,795,283
Missouri 2.1%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2032	5.000%	500,000	532,185
03/01/2036	5.000%	1,250,000	1,313,325
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/2025	6.000%	360,000	353,563
11/01/2039	6.875%	1,500,000	1,504,185
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2010
02/01/2042	5.500%	2,000,000	2,044,340
Series 2011
02/01/2031	5.750%	1,730,000	1,824,821
02/01/2041	6.000%	2,600,000	2,739,126
Series 2014
02/01/2035	5.000%	7,350,000	7,697,876
02/01/2044	5.000%	12,725,000	13,180,937
Kirkwood Industrial Development Authority
Prerefunded 05/15/20 Revenue Bonds
Aberdeen Heights Project
Series 2010A
05/15/2039	8.250%	12,000,000	13,065,720
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,205,000	2,297,301
05/15/2042	5.250%	2,290,000	2,376,058
Missouri Development Finance Board(f)
Revenue Bonds
Procter & Gamble Paper Products
Series 1999 AMT
03/15/2029	5.200%	6,385,000	7,291,989
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	10,000,000	10,077,900
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2033	5.500%	2,750,000	2,820,015
Total			69,119,341
Montana 0.0%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	1,080,000	1,096,297
Nebraska 1.1%
Douglas County Hospital Authority No. 2
Revenue Bonds
Health Facilities-Immanuel Obligation Group
Series 2010
01/01/2040	5.625%	875,000	901,241
Madonna Rehabilitation Hospital
Series 2014
05/15/2028	5.000%	2,025,000	2,172,420
05/15/2029	5.000%	2,125,000	2,269,798
05/15/2030	5.000%	2,000,000	2,125,960
05/15/2036	5.000%	1,000,000	1,046,680
05/15/2044	5.000%	6,400,000	6,631,296
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2045	5.000%	12,500,000	13,350,750
Nebraska Investment Finance Authority
Refunding Revenue Bonds
Series 2017A (GNMA)
09/01/2032	3.125%	4,290,000	4,069,408

Columbia Tax-Exempt Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2018-C GNMA
09/01/2038	3.750%	4,000,000	3,885,200
Total			36,452,753
Nevada 0.9%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2033	5.000%	2,500,000	2,627,725
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	1,120,000	1,185,475
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	2,320,000	2,446,858
City of Sparks(e)
Tax Anticipation Revenue Bonds
Sales
Series 2008A
06/15/2028	6.750%	2,000,000	2,001,740
County of Clark Department of Aviation
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07/01/2034	5.125%	18,750,000	19,295,250
State of Nevada Department of Business & Industry(e)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	1,025,000	1,032,267
Series 2018A
12/15/2038	5.000%	835,000	835,944
Total			29,425,259
New Hampshire 0.2%
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	3,150,000	3,318,084
New Hampshire Health and Education Facilities Authority Act
Revenue Bonds
Hillside Village
Series 2017A
07/01/2037	6.125%	1,750,000	1,823,203
07/01/2042	6.250%	1,000,000	1,045,440
Total			6,186,727
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 3.4%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	910,000	982,582
Middlesex County Improvement Authority(g)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,500,000	15
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/2037	0.000%	4,000,000	42,000
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/2025	5.500%	14,500,000	16,578,865
Series 2005N-1 (NPFGC)
09/01/2027	5.500%	5,000,000	5,766,800
Subordinated Series 2017A
07/01/2034	4.000%	1,750,000	1,655,150
Revenue Bonds
Lions Gate Project
Series 2014
01/01/2034	5.000%	1,000,000	1,008,530
01/01/2044	5.250%	750,000	758,047
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	7,200,000	7,438,464
Series 2015WW
06/15/2040	5.250%	2,750,000	2,895,750
Series 2017DDD
06/15/2042	5.000%	1,250,000	1,290,575
New Jersey Economic Development Authority(f)
Revenue Bonds
Continental Airlines, Inc. Project
Series 1999 AMT
09/15/2023	5.125%	5,000,000	5,330,200
09/15/2029	5.250%	2,500,000	2,678,950
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
Virtua Health
Series 2009
07/01/2033	5.750%	750,000	768,532

14	Columbia Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2031	5.000%	5,500,000	5,955,565
Transportation System
Series 2018-A
12/15/2034	5.000%	6,000,000	6,351,540
Revenue Bonds
Transportation System
Series 2011B
06/15/2031	5.500%	7,250,000	7,628,160
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/2030	5.250%	2,000,000	2,399,180
Series 2017G
01/01/2043	4.000%	12,000,000	11,907,600
Revenue Bonds
Series 2004C-2 (AMBAC)
01/01/2025	5.500%	2,500,000	2,902,625
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.000%	7,220,000	7,452,773
06/01/2046	5.250%	2,000,000	2,114,020
Subordinated Series 2018B
06/01/2046	5.000%	3,845,000	3,894,524
Union County Utilities Authority(f)
Refunding Revenue Bonds
Covanta Union
Series 2011 AMT
12/01/2031	5.250%	15,000,000	16,146,000
Total			113,946,447
New York 3.4%
Build NYC Resource Corp.(e),(f)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014 AMT
01/01/2025	4.500%	500,000	535,215
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,731,200
New York City Industrial Development Agency
Revenue Bonds
Pilot-Yankee Stadium-Payment I
Series 2006I (FGIC)
03/01/2046	5.000%	2,000,000	2,010,660
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	1,860,000	1,937,302
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/2020	6.000%	13,350,000	13,919,911
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/2030	5.250%	3,000,000	3,420,420
New York Transportation Development Corp.(f)
Revenue Bonds
Delta Air Lines, Inc. - LaGuardia Airport
Series 2018 AMT
01/01/2036	4.000%	10,050,000	9,757,545
Delta Air Lines, Inc., LaGuardia
Series 2018 AMT
01/01/2036	5.000%	2,000,000	2,139,400
Laguardia Airport Terminal B Redevelopment Project
Series 2016 AMT
01/01/2050	5.250%	7,500,000	7,892,850
LaGuardia Airport Terminal B Redevelopment Project
Series 2016 AMT
07/01/2046	4.000%	14,000,000	13,129,760
Port Authority of New York & New Jersey(f)
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/2019	6.750%	1,500,000	1,533,480
JFK International Air Terminal Special Project
Series 1997 (NPFGC) AMT
12/01/2022	5.750%	6,500,000	6,759,610
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/2036	6.000%	7,000,000	7,503,860
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2043	3.750%	11,620,000	11,111,160
Suffolk County Industrial Development Agency(f)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998 AMT
01/01/2023	5.500%	4,735,000	4,735,663

Columbia Tax-Exempt Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Triborough Bridge & Tunnel Authority
Revenue Bonds
General Purpose
Series 1992Y Escrowed to Maturity
01/01/2021	6.125%	10,285,000	10,671,202
Ulster County Capital Resource Corp.(e)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	2,480,000	2,335,218
09/15/2047	5.250%	3,025,000	2,812,947
09/15/2053	5.250%	6,240,000	5,719,771
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2046	5.000%	4,000,000	4,152,960
Total			115,810,134
North Carolina 0.5%
Durham Housing Authority(f)
Revenue Bonds
Magnolia Pointe Apartments
Series 2005 AMT
02/01/2038	5.650%	2,988,436	3,032,008
North Carolina Department of Transportation(f)
Revenue Bonds
I-77 Hot Lanes Project
Series 2015 AMT
06/30/2054	5.000%	10,000,000	10,460,100
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/2026	6.000%	1,940,000	2,165,312
North Carolina Turnpike Authority(h)
Revenue Bonds
Series 2017C
07/01/2030	0.000%	445,000	267,805
07/01/2034	0.000%	1,135,000	548,455
Total			16,473,680
North Dakota 0.6%
County of McLean
Revenue Bonds
Great River Energy
Series 2010B
07/01/2040	5.150%	7,900,000	8,160,305
North Dakota Housing Finance Agency
Revenue Bonds
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	2,370,000	2,194,715
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	10,055,000	9,797,692
Total			20,152,712
Ohio 2.5%
American Municipal Power, Inc.
Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/2037	5.000%	13,220,000	14,053,785
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06/01/2047	5.875%	19,000,000	18,448,810
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities
Series 2011
08/01/2036	5.250%	2,380,000	2,550,670
08/01/2041	5.250%	6,900,000	7,381,482
Cleveland Department of Public Utilities Division of Water
Refunding Revenue Bonds
1st Mortgage
Series 1993G (NPFGC)
01/01/2021	5.500%	2,150,000	2,222,842
Lake County Port & Economic Development Authority(e)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2037	6.500%	6,000,000	6,152,460
Ohio Air Quality Development Authority(e),(f)
Revenue Bonds
Pratt Paper LLC Project
Series 2017 AMT
01/15/2038	4.250%	1,000,000	981,910
Ohio Housing Finance Agency
Revenue Bonds
Mortgage-Backed Securities Program
Series 2017D (GNMA)
09/01/2047	3.625%	2,695,000	2,449,836
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2026	5.500%	3,000,000	3,490,170
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	4,500,000	4,607,460

16	Columbia Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Ohio(f)
Revenue Bonds
Portsmouth Bypass Project
Series 2015 AMT
06/30/2053	5.000%	9,835,000	10,275,903
Toledo-Lucas County Port Authority
Refunding Revenue Bonds
CSX Transportation, Inc. Project
Series 1992
12/15/2021	6.450%	3,950,000	4,410,254
Revenue Bonds
University of Toledo Project
Series 2014
07/01/2046	5.000%	5,000,000	5,071,050
Special Assessment Bonds
Town Square - Levis Commons Project
Series 2016
11/01/2036	5.400%	1,578,604	1,520,164
Total			83,616,796
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2045	5.250%	2,000,000	2,148,740
Oregon 0.4%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2040	5.000%	1,500,000	1,565,415
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	3,225,000	3,370,705
Port of Portland Airport(f)
Revenue Bonds
Series 2017-24B AMT
07/01/2034	5.000%	1,355,000	1,488,088
07/01/2042	5.000%	2,000,000	2,158,260
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	5,555,000	5,096,435
Total			13,678,903
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania 7.9%
Butler County Hospital Authority
Prerefunded 07/01/19 Revenue Bonds
Butler Health Systems Project
Series 2009
07/01/2039	7.250%	7,000,000	7,241,360
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2034	5.000%	1,000,000	1,094,740
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2043	5.000%	2,500,000	2,671,525
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2038	5.000%	8,840,000	9,283,768
Dauphin County Industrial Development Authority(f)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A AMT
06/01/2024	6.900%	3,400,000	4,049,638
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/2027	7.750%	1,000,000	1,324,010
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2048	5.000%	1,300,000	1,308,138
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	4.000%	6,000,000	5,925,720
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	11,150,000	11,745,410
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2048	4.000%	20,000,000	18,836,400

Columbia Tax-Exempt Fund | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	30,000,000	29,141,400
Revenue Bonds
Philadelphia Biosolids Facility
Series 2009
01/01/2032	6.250%	5,325,000	5,500,778
Pennsylvania Economic Development Financing Authority(e)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	6.750%	6,000,000	5,766,660
Pennsylvania Economic Development Financing Authority(f)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
12/31/2038	5.000%	1,625,000	1,704,983
06/30/2042	5.000%	29,375,000	30,683,950
Proctor & Gamble Paper Project
Series 2001 AMT
03/01/2031	5.375%	1,000,000	1,160,280
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2037	3.500%	20,255,000	19,158,800
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Series 2015A-1
12/01/2045	5.250%	25,295,000	27,519,695
Series 2016A-1
12/01/2046	5.000%	10,000,000	10,504,000
Revenue Bonds
Series 2014B
12/01/2044	5.250%	10,000,000	10,876,500
Series 2017A-1
12/01/2047	5.000%	5,000,000	5,413,050
Subordinated Series 2017B-1
06/01/2042	5.000%	15,000,000	15,912,000
Subordinated Series 2018B
12/01/2043	5.000%	7,000,000	7,636,510
Subordinated Revenue Bonds
Series 2014A-1
12/01/2043	5.000%	16,940,000	18,015,012
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Wesley Enhanced Living
Series 2017
07/01/2042	5.000%	2,000,000	2,019,480
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	5,475,000	6,071,611
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2037	5.000%	1,000,000	1,079,720
Series 2018B
09/01/2043	5.000%	985,000	1,051,970
Westmoreland County Municipal Authority(h)
Revenue Bonds
Capital Appreciation
Series 1999A (NPFGC)
08/15/2022	0.000%	2,000,000	1,797,460
Total			264,494,568
Puerto Rico 0.1%
Puerto Rico Public Finance Corp.(j)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	450,000	538,263
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	2,470,000	3,003,495
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	1,050,000	1,255,947
Total			4,797,705
South Carolina 1.2%
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC)
01/01/2021	6.250%	1,250,000	1,351,937
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/2025	5.375%	11,070,000	12,525,816
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2023	5.750%	695,000	708,879
11/01/2033	7.000%	910,000	947,847
11/01/2045	7.250%	3,935,000	4,105,385
South Carolina Ports Authority(f)
Revenue Bonds
Series 2015 AMT
07/01/2050	5.250%	13,675,000	14,773,513

18	Columbia Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018 AMT
07/01/2048	5.000%	4,260,000	4,570,171
07/01/2055	5.000%	1,380,000	1,469,134
Total			40,452,682
South Dakota 0.5%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2035	5.000%	2,500,000	2,711,575
11/01/2045	5.000%	6,920,000	7,356,098
Revenue Bonds
Regional Health
Series 2017
09/01/2040	5.000%	6,500,000	7,029,490
Total			17,097,163
Tennessee 0.8%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2032	5.000%	1,300,000	1,385,891
10/01/2035	5.000%	645,000	678,030
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2035	5.000%	1,000,000	1,094,560
07/01/2040	4.000%	7,200,000	6,877,584
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	6,800,000	7,230,848
Series 2017A
07/01/2048	5.000%	1,665,000	1,780,784
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2037	3.400%	1,135,000	1,064,517
07/01/2042	3.600%	750,000	691,373
Issue 3
Series 2018
01/01/2049	3.950%	8,000,000	7,685,840
Total			28,489,427
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas 8.6%
Bexar County Health Facilities Development Corp.
Unrefunded Revenue Bonds
Army Retirement Residence
Series 2010
07/01/2030	5.875%	215,000	223,703
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B
04/01/2045	6.125%	13,450,000	14,019,607
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien
Series 2011
01/01/2041	6.000%	8,620,000	9,285,378
Refunding Revenue Bonds
Senior Lien
Series 2013A
01/01/2033	5.000%	2,700,000	2,881,413
Series 2016
01/01/2046	5.000%	9,835,000	10,530,433
Revenue Bonds
Senior Lien
Series 2015A
01/01/2045	5.000%	3,000,000	3,210,030
Central Texas Regional Mobility Authority(h)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	2,000,000	1,625,700
Central Texas Turnpike System
Refunding Revenue Bonds
1st Tier
Series 2012A
08/15/2041	5.000%	16,075,000	16,957,357
Subordinated Series 2015C
08/15/2042	5.000%	14,730,000	15,436,745
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/2037	5.000%	10,000,000	10,548,400
City of Austin Airport System(f)
Revenue Bonds
Series 2017B AMT
11/15/2041	5.000%	1,000,000	1,071,680
11/15/2046	5.000%	3,000,000	3,204,390
City of Houston Airport System(f)
Refunding Revenue Bonds
Special Facilities-United Airlines
Series 2011A AMT
07/15/2030	6.500%	5,555,000	5,970,458

Columbia Tax-Exempt Fund | Quarterly Report 2018	19

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
United Airlines, Inc.
Series 2014 AMT
07/01/2029	5.000%	4,000,000	4,250,720
Subordinated Refunding Revenue Bonds
Lien
Series 2012A AMT
07/01/2031	5.000%	5,000,000	5,337,150
Clifton Higher Education Finance Corp.
Prerefunded 08/15/21 Revenue Bonds
Idea Public Schools
Series 2011
08/15/2041	5.750%	2,000,000	2,178,880
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	2,165,000	2,267,361
08/15/2042	5.000%	5,575,000	5,772,690
Series 2013
08/15/2033	6.000%	990,000	1,092,168
International Leadership
Series 2015
08/15/2038	5.750%	5,810,000	5,887,505
International Leadership of Texas
Series 2015
08/15/2045	5.750%	10,500,000	10,580,955
Series 2015A
12/01/2035	5.000%	2,200,000	2,313,124
12/01/2045	5.000%	1,100,000	1,144,330
Dallas Love Field(f)
Revenue Bonds
Series 2017 AMT
11/01/2034	5.000%	750,000	818,588
11/01/2035	5.000%	1,000,000	1,089,280
Dallas/Fort Worth International Airport(f)
Refunding Revenue Bonds
Series 2014A AMT
11/01/2032	5.000%	3,400,000	3,646,466
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2030	5.000%	1,000,000	1,091,670
03/01/2031	5.000%	1,195,000	1,295,631
03/01/2034	5.000%	645,000	694,065
03/01/2040	4.000%	2,945,000	2,763,529
Prerefunded 03/01/20 Limited General Obligation Bonds
Series 2010A
03/01/2040	6.500%	4,000,000	4,220,360
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Harris County Health Facilities Development Corp.
Revenue Bonds
St. Luke’s Episcopal Hospital Project
Series 1991 Escrowed to Maturity
02/15/2021	6.750%	1,260,000	1,297,044
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
Senior Lien
Series 2018A
08/15/2048	4.000%	4,000,000	3,938,120
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Harmony Public Schools
Series 2011A
05/15/2041	6.875%	4,045,000	4,487,766
Matagorda County Navigation District No. 1
Refunding Revenue Bonds
Central Power & Light Co. Project
Series 2001A
11/01/2029	6.300%	2,800,000	2,927,848
Mission Economic Development Corp.(e),(f),(i)
Refunding Revenue Bonds
Natgasoline Senior Lien
Series 2018 AMT
10/01/2031	4.625%	1,250,000	1,245,738
Mission Economic Development Corp.(f)
Revenue Bonds
Dallas Clean Energy McCommas
Series 2011 AMT
12/01/2024	6.875%	14,140,000	14,150,039
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	7,015,000	6,969,403
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2031	4.000%	1,000,000	978,540
07/01/2046	5.000%	4,600,000	4,714,448
07/01/2051	4.750%	2,715,000	2,730,421
Collegiate Housing College Station
Series 2014
04/01/2046	5.000%	7,250,000	7,467,790
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,995,000	3,089,283
Texas A&M University - Corpus Christi
Series 2017
04/01/2042	5.000%	2,000,000	2,051,000

20	Columbia Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2037	5.000%	940,000	923,080
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2011
01/01/2038	5.000%	5,500,000	5,753,330
Series 2012B
01/01/2042	5.000%	10,000,000	10,605,200
2nd Tier
Series 2015A
01/01/2038	5.000%	9,230,000	9,948,740
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	390,000	386,580
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2034	7.500%	2,000,000	2,234,540
11/15/2044	7.750%	2,800,000	3,141,152
San Juan Higher Education Finance Authority
Prerefunded 08/15/20 Revenue Bonds
Idea Public Schools
Series 2010A
08/15/2040	6.700%	2,700,000	2,908,575
Sanger Industrial Development Corp.(e),(f),(g)
Revenue Bonds
Texas Pellets Project
Series 2012B AMT
07/01/2038	0.000%	34,645,000	10,393,500
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2044	5.000%	2,500,000	2,605,025
10/01/2049	5.000%	1,870,000	1,943,585
Revenue Bonds
Buckner Senior Living Ventana Project
Series 2017
11/15/2047	6.750%	3,665,000	3,971,064
CC Young Memorial Home
Series 2009A
02/15/2038	8.000%	4,000,000	4,168,040
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas City Industrial Development Corp.
Refunding Revenue Bonds
Arco Pipe Line Co. Project
Series 1990
10/01/2020	7.375%	2,000,000	2,180,640
Texas Private Activity Bond Surface Transportation Corp.(f)
Revenue Bonds
Senior Lien - Blueridge Transportation
Series 2016 AMT
12/31/2050	5.000%	7,750,000	8,085,885
12/31/2055	5.000%	13,250,000	13,782,782
Total			290,488,924
Utah 0.6%
Salt Lake City Corp. Airport(f)
Revenue Bonds
Series 2017A AMT
07/01/2036	5.000%	4,000,000	4,348,240
07/01/2047	5.000%	11,500,000	12,325,700
Series 2018-A AMT
07/01/2048	5.000%	3,000,000	3,240,840
Total			19,914,780
Virginia 1.0%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	3,500,000	3,745,560
07/01/2051	5.000%	2,700,000	2,880,225
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2047	5.000%	7,505,000	7,897,736
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/2030	5.000%	1,000,000	1,082,240
06/15/2031	5.000%	800,000	864,096
06/15/2033	5.000%	500,000	537,675
Mosaic District Community Development Authority
Special Assessment Bonds
Series 2011A
03/01/2026	6.625%	2,145,000	2,284,704
Virginia Small Business Financing Authority(f)
Revenue Bonds
Transform 66 P3 Project
Series 2017 AMT
12/31/2056	5.000%	15,300,000	15,943,059
Total			35,235,295

Columbia Tax-Exempt Fund | Quarterly Report 2018	21

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington 2.2%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/2027	5.000%	1,540,000	1,562,392
09/01/2032	5.250%	1,000,000	1,010,280
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	2,915,000	2,723,106
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,300,000	1,259,466
12/01/2045	6.250%	2,500,000	2,411,450
Port of Seattle(f)
Revenue Bonds
Series 2018A AMT
05/01/2043	5.000%	8,000,000	8,577,440
Snohomish County Public Utility District No. 1
Refunding Revenue Bonds
Generation System
Series 1986A Escrowed to Maturity
01/01/2020	5.000%	12,000,000	12,393,480
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Multicare Health System
Series 2017B
08/15/2041	4.000%	10,500,000	10,268,790
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	3,335,000	3,125,262
Washington State Housing Finance Commission
Prerefunded 01/01/23 Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2028	5.000%	985,000	1,087,932
Refunding Revenue Bonds
Presbyterian Retirement
Series 2013 Escrowed to Maturity
01/01/2023	5.000%	500,000	530,510
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	480,000	510,283
07/01/2035	6.750%	550,000	584,408
07/01/2045	7.000%	1,800,000	1,911,672
Washington State Housing Finance Commission(e)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/2046	5.000%	2,475,000	2,501,532
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nonprofit Housing-Mirabella
Series 2012
10/01/2032	6.500%	9,600,000	10,182,528
10/01/2047	6.750%	1,000,000	1,067,310
Skyline 1st Hill Project
Series 2015
01/01/2020	4.125%	255,000	254,457
01/01/2025	5.000%	770,000	751,612
01/01/2035	5.750%	575,000	566,628
01/01/2045	6.000%	2,325,000	2,303,563
Unrefunded Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2023	5.000%	500,000	521,210
01/01/2028	5.000%	1,030,000	1,080,367
01/01/2033	5.000%	1,315,000	1,362,866
01/01/2043	5.250%	3,870,000	4,019,034
Total			72,567,578
West Virginia 0.7%
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Co.-Amos Project
Series 2010A
12/01/2038	5.375%	3,850,000	4,053,703
West Virginia Hospital Finance Authority
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2047	4.125%	5,000,000	4,612,050
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	15,000,000	15,816,900
Total			24,482,653
Wisconsin 1.7%
City of La Crosse(f)
Refunding Revenue Bonds
Northern States Power Co. Project
Series 1996 AMT
11/01/2021	6.000%	6,000,000	6,602,760
Public Finance Authority(e)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	820,000	847,322
05/15/2047	5.250%	1,105,000	1,137,907

22	Columbia Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Finance Authority(f)
Refunding Revenue Bonds
TRIPS Senior Obligation Group
Series 2012B AMT
07/01/2028	5.250%	4,000,000	4,248,440
07/01/2042	5.000%	2,000,000	2,076,400
Wisconsin Health & Educational Facilities Authority
Prerefunded 04/15/20 Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/2039	5.625%	6,100,000	6,403,292
Prerefunded 09/15/19 Revenue Bonds
St. John’s Community, Inc.
Series 2009A
09/15/2029	7.250%	1,000,000	1,044,280
09/15/2039	7.625%	1,000,000	1,047,490
Refunding Revenue Bonds
Ascension Health Credit Group
Series 2016
11/15/2046	4.000%	5,000,000	4,860,200
Revenue Bonds
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	6,750,000	7,068,397
08/15/2034	5.250%	8,000,000	8,307,520
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	2,335,000	2,137,599
07/01/2053	4.125%	5,000,000	4,557,950
Series 2018B
07/01/2038	4.375%	1,250,000	1,149,900
07/01/2043	4.500%	1,375,000	1,259,858
07/01/2048	5.000%	500,000	488,625
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. John’s Communities, Inc. Project
Series 2018A
09/15/2050	5.000%	3,750,000	3,849,113
Total			57,087,053
Wyoming 0.2%
County of Campbell
Revenue Bonds
Basin Electric Power Cooperative
Series 2009A
07/15/2039	5.750%	7,900,000	8,086,361
Total Municipal Bonds (Cost $3,266,662,987)			3,302,150,080

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.453%(k)	175,572	175,572
Total Money Market Funds (Cost $175,554)		175,572
Total Investments in Securities (Cost $3,301,873,821)		3,337,355,073
Other Assets & Liabilities, Net		31,492,317
Net Assets		$3,368,847,390

At October 31, 2018, securities and/or cash totaling $906,150 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(863)	12/2018	USD	(103,113,907)	—	(284,898)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2018, the total value of these securities amounted to $489,421, which represents 0.01% of total net assets.
(b)	Valuation based on significant unobservable inputs.
(c)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(d)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2018.
Columbia Tax-Exempt Fund | Quarterly Report 2018	23

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2018, the total value of these securities amounted to $138,891,400, which represents 4.12% of total net assets.
(f)	Income from this security may be subject to alternative minimum tax.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2018, the total value of these securities amounted to $10,710,322, which represents 0.32% of total net assets.
(h)	Zero coupon bond.
(i)	Represents a security purchased on a when-issued basis.
(j)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2018, the total value of these securities amounted to $4,797,705, which represents 0.14% of total net assets.
(k)	The rate shown is the seven-day current annualized yield at October 31, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
24	Columbia Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2018 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	—	489,421	489,421
Floating Rate Notes	—	34,540,000	—	34,540,000
Municipal Bonds	—	3,302,150,080	—	3,302,150,080
Money Market Funds	175,572	—	—	175,572
Total Investments in Securities	175,572	3,336,690,080	489,421	3,337,355,073
Investments in Derivatives
Liability
Futures Contracts	(284,898)	—	—	(284,898)
Total	(109,326)	3,336,690,080	489,421	3,337,070,175
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors including, but not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Columbia Tax-Exempt Fund | Quarterly Report 2018	25

Portfolio of Investments
Columbia Ultra Short Term Bond Fund (formerly CMG Ultra Short Term Bond Fund ), October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 26.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AccessLex Institute(a)
Series 2005-1 Class A3
3-month USD LIBOR + 0.150% 06/22/2022	2.516%	361,758	361,728
Ally Auto Receivables Trust
Series 20 16-3 Class A4
04/15/2021	1.720%	3,750,000	3,712,132
American Credit Acceptance Receivables Trust(b)
Series 2017-4 Class A
07/10/2020	2.000%	695,463	694,646
Series 2018-3 Class A
08/12/2021	2.920%	3,879,278	3,876,038
AmeriCredit Automobile Receivables Trust
Series 2017-2 Class A2A
09/18/2020	1.650%	564,412	563,207
Series 2017-3 Class A2A
12/18/2020	1.690%	1,695,947	1,690,624
ARI Fleet Lease Trust(b)
Series 2016-A Class A2
07/15/2024	1.820%	249,862	249,769
Ascentium Equipment Receivables Trust(b)
Series 2017-1A Class A2
07/10/2019	1.870%	618,880	618,140
Series 2017-2A Class A2
05/11/2020	2.000%	5,617,559	5,585,773
Avant Loans Funding Trust(b)
Series 2018-B Class A
01/18/2022	3.420%	8,475,000	8,465,433
CarMax Auto Owner Trust
Series 2015-3 Class A3
05/15/2020	1.630%	612,075	611,055
Series 2017-3 Class A2A
09/15/2020	1.640%	2,040,685	2,033,878
CCG Receivables Trust(b)
Series 20 18-1 Class A2
06/16/2025	2.500%	1,500,000	1,490,065
Series 2017-1 Class A2
11/14/2023	1.840%	3,066,148	3,039,319
Chesapeake Funding II LLC(b)
Series 2016-1A Class A1
03/15/2028	2.110%	3,928,998	3,918,173
Series 2016-2A Class A1
06/15/2028	1.880%	3,662,707	3,644,702
Series 2017-3A Class A1
08/15/2029	1.910%	6,079,774	6,010,988
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-4A Class A1
11/15/2029	2.120%	5,327,326	5,259,049
Chesapeake Funding II LLC(a),(b)
Series 2017-2A Class A2
1-month USD LIBOR + 0.450% 05/15/2029	2.730%	4,835,826	4,845,203
CNH Equipment Trust
Series 20 16-C Class A3
12/15/2021	1.440%	6,638,887	6,560,495
Series 2015-B Class A3
07/15/2020	1.370%	303,200	302,743
Conn’s Receivables Funding LLC(b)
Series 2018-A Class A
01/15/2023	3.250%	1,114,457	1,114,409
DLL Securitization Trust(b)
Series 2017-A Class A2
07/15/2020	1.890%	2,783,233	2,772,825
Drive Auto Receivables Trust(a)
Series 2018-4 Class A2B
1-month USD LIBOR + 0.270% 10/15/2020	2.550%	8,500,000	8,499,483
DT Auto Owner Trust(b)
Series 2017-3A Class A
08/17/2020	1.730%	439,315	439,030
Series 2018-2A Class A
09/15/2021	2.840%	3,585,832	3,581,908
Enterprise Fleet Financing LLC(b)
Series 2016-2 Class A2
02/22/2022	1.740%	1,139,271	1,135,050
Series 2017-1 Class A2
07/20/2022	2.130%	2,223,230	2,210,809
Series 2017-2 Class A2
01/20/2023	1.970%	6,643,924	6,594,258
Series 2017-3 Class A2
05/22/2023	2.130%	2,995,130	2,966,850
Series 2017-3 Class A3
05/20/2023	2.360%	1,548,000	1,512,148
Exeter Automobile Receivables Trust(b)
Series 2016-3A Class A
11/16/2020	1.840%	156,646	156,533
Series 2017-3A Class A
12/15/2021	2.050%	1,494,264	1,487,732
Series 2018-1A Class A
05/17/2021	2.210%	1,752,277	1,746,942
Columbia Ultra Short Term Bond Fund | Quarterly Report 2018	1

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund (formerly CMG Ultra Short Term Bond Fund ), October 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fifth Third Auto Trust
Series 2017-1 Class A4
07/15/2024	2.030%	5,500,000	5,357,281
First Investors Auto Owner Trust(b)
Series 2017-1A Class A1
04/15/2021	1.690%	349,715	348,922
Series 2017-2A Class A1
10/15/2021	1.860%	1,677,989	1,671,281
Ford Credit Auto Owner Trust(b)
Series 2015-1 Class A
07/15/2026	2.120%	5,750,000	5,681,651
Series 2015-2 Class A
01/15/2027	2.440%	11,000,000	10,857,425
Ford Credit Floorplan Master Owner Trust A
Series 2016-3 Class A1
07/15/2021	1.550%	5,625,000	5,570,432
Series 2016-5 Class 1A
11/15/2021	1.950%	9,404,000	9,290,891
GM Financial Automobile Leasing Trust
Series 2016-3 Class A3
12/20/2019	1.610%	1,573,360	1,569,636
GreatAmerica Leasing Receivables Funding LLC(b)
Series 20 18-1 Class A2
05/15/2020	2.350%	1,613,000	1,607,431
Hertz Fleet Lease Funding LP(a),(b)
Series 2015-1 Class A
1-month USD LIBOR + 0.570% 07/10/2029	2.854%	629,521	629,608
Series 2016-1 Class A1
1-month USD LIBOR + 1.100% 04/10/2030	3.384%	3,117,142	3,120,043
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% 04/10/2031	2.934%	7,392,945	7,400,810
Hertz Fleet Lease Funding LP(b)
Series 2016-1 Class A2
04/10/2030	1.960%	2,938,878	2,934,255
Honda Auto Receivables Owner Trust
Series 2016-4 Class A3
12/18/2020	1.210%	2,200,783	2,180,298
Series 2017-4 Class A2
01/21/2020	1.800%	652,034	650,434
Huntington Auto Trust
Series 2016-1 Class A3
11/16/2020	1.590%	8,888,378	8,847,452
Hyundai Floorplan Master Owner Trust(b)
Series 2016-1A Class A2
03/15/2021	1.810%	4,000,000	3,984,738
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
John Deere Owner Trust
Series 20 16-A Class A4
01/17/2023	1.640%	985,000	977,334
Series 2017-B Class A2A
04/15/2020	1.590%	1,243,260	1,240,187
Kubota Credit Owner Trust(b)
Series 20 18-1A Class A2
02/16/2021	2.800%	3,300,000	3,291,045
MMAF Equipment Finance LLC(b)
Series 2017-B Class A2
10/15/2020	1.930%	2,285,528	2,275,345
Series 2018-A Class A1
06/10/2019	2.400%	1,249,307	1,249,382
Navient Private Education Refi Loan Trust(b)
Series 2018-A Class A1
02/18/2042	2.530%	2,934,955	2,908,043
Navitas Equipment Receivables LLC(b)
Series 2016-1 Class A2
06/15/2021	2.200%	2,836,893	2,830,502
New York City Tax Lien Trust(b)
Series 2017-A Class A
11/10/2030	1.870%	2,415,568	2,382,830
Nissan Auto Lease Trust
Series 2017-A Class A3
04/15/2020	1.910%	2,742,000	2,720,464
Nissan Master Owner Trust Receivables(a)
Series 2017-A Class A
1-month USD LIBOR + 0.310% 04/15/2021	2.590%	9,250,000	9,256,813
Ocwen Master Advance Receivables Trust(b),(c)
Series 2018-T1 Class AT1
08/15/2049	3.301%	2,000,000	1,997,760
Prestige Auto Receivables Trust(b)
Series 2016-1A Class A3
06/15/2020	1.990%	385,639	385,503
Prosper Marketplace Issuance Trust(b)
Series 2018-1A Class A
06/17/2024	3.110%	4,312,791	4,307,969
SCF Equipment Leasing LLC(b)
Series 2018-1A Class A1
04/20/2021	2.810%	5,330,936	5,327,754
Securitized Term Auto Receivables Trust(b)
Series 2017-2A Class A2A
01/27/2020	1.775%	2,126,085	2,120,541
SLM Student Loan Trust(a),(b)
Series 2004-8A Class A5
3-month USD LIBOR + 0.500% 04/25/2024	2.990%	3,803,140	3,810,181

2	Columbia Ultra Short Term Bond Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund (formerly CMG Ultra Short Term Bond Fund ), October 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Consumer Loan Program LLC(b)
Series 2017-4 Class A
05/26/2026	2.500%	5,314,405	5,240,681
SoFi Consumer Loan Program Trust(b)
Series 2018-1 Class A1
02/25/2027	2.550%	1,280,244	1,274,226
SoFi Professional Loan Program LLC(b)
Series 2016-C Class A2A
05/26/2031	1.480%	363,039	362,437
Series 2017-C Class A2A
07/25/2040	1.750%	1,376,160	1,363,474
Series 2017-F Class A1FX
01/25/2041	2.050%	2,367,595	2,341,190
Series 2018-A Class A2A
02/25/2042	2.390%	2,771,929	2,742,978
TCF Auto Receivables Owner Trust(b)
Series 2016-PT1A Class A
06/15/2022	1.930%	3,655,342	3,612,775
United Auto Credit Securitization Trust(b)
Series 2018-1 Class A
04/10/2020	2.260%	2,685,141	2,681,558
Verizon Owner Trust(b)
Series 2016-1A Class A
01/20/2021	1.420%	5,254,146	5,229,377
Series 2016-2A Class A
05/20/2021	1.680%	10,210,000	10,143,729
Series 2017-1A Class A
09/20/2021	2.060%	1,575,000	1,560,790
Series 2017-2A Class A
12/20/2021	1.920%	5,225,000	5,158,278
Volvo Financial Equipment LLC(b)
Series 20 18-1A Class A2
09/15/2020	2.260%	3,000,000	2,990,825
Series 2017-1A Class A2
10/15/2019	1.550%	844,584	843,819
Volvo Financial Equipment Master Owner Trust(a),(b)
Series 2017-A Class A
1-month USD LIBOR + 0.500% 11/15/2022	2.780%	2,750,000	2,757,382
Wachovia Student Loan Trust(a)
Series 2005-1 Class A5
3-month USD LIBOR + 0.130% 01/26/2026	2.620%	2,244,770	2,243,851
Westlake Automobile Receivables Trust(b)
Series 2017-1A Class A2
04/15/2020	1.780%	456,006	455,839
Series 2017-2A Class A2A
07/15/2020	1.800%	3,594,832	3,586,814
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-1A Class A2A
12/15/2020	2.240%	3,108,918	3,099,547
Westlake Automobile Receivables Trust(a),(b)
Series 2018-3A Class A2B
1-month USD LIBOR + 0.350% 01/18/2022	2.519%	6,750,000	6,749,992
Wheels SPV 2 LLC(b)
Series 2018-1A Class A2
04/20/2027	3.060%	1,100,000	1,096,163
World Omni Auto Receivables Trust
Series 2017-A Class A3
09/15/2022	1.930%	6,000,000	5,931,328
World Omni Automobile Lease Securitization Trust
Series 20 18-A Class A2
11/16/2020	2.590%	4,021,822	4,010,506
Series 2016-A Class A3
08/15/2019	1.450%	378,563	377,814
Series 2017-A Class A2
12/16/2019	1.680%	1,013,924	1,011,381
Total Asset-Backed Securities — Non-Agency (Cost $294,316,069)			293,402,132

Commercial Mortgage-Backed Securities - Non-Agency 4.4%

CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A1
05/10/2058	1.501%	1,672,457	1,638,531
Commercial Mortgage Trust
Series 2013-CR10 Class A2
08/10/2046	2.972%	114,438	112,302
Series 2014-CR15 Class A2
02/10/2047	2.928%	4,308,610	4,303,052
Series 2014-CR19 Class A1
08/10/2047	1.415%	2,953,032	2,939,791
Series 2014-CR20 Class A1
11/10/2047	1.324%	3,065,611	3,044,852
GS Mortgage Securities Corp. II
Series 2015-GC30 Class A1
05/10/2050	1.439%	2,814,796	2,782,822
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% 07/17/2037	3.187%	5,349,091	5,335,641
UBS Commercial Mortgage Trust
Series 2012-C1 Class AAB
05/10/2045	3.002%	6,884,142	6,850,241
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 Class ASB
10/15/2045	2.528%	5,454,908	5,387,625

Columbia Ultra Short Term Bond Fund | Quarterly Report 2018	3

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund (formerly CMG Ultra Short Term Bond Fund ), October 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.750% 12/15/2034	3.030%	11,000,000	10,989,737
WFRBS Commercial Mortgage Trust
Series 2012-C8 Class ASB
08/15/2045	2.559%	5,569,139	5,506,852
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $49,163,210)			48,891,446

Corporate Bonds & Notes 52.9%

Aerospace & Defense 1.9%
BAE Systems Holdings, Inc.(b)
06/01/2019	6.375%	5,000,000	5,090,885
General Dynamics Corp.
05/11/2020	2.875%	5,000,000	4,981,365
Lockheed Martin Corp.
11/15/2019	4.250%	5,104,000	5,165,590
Northrop Grumman Corp.
08/01/2019	5.050%	6,000,000	6,084,882
Total			21,322,722
Automotive 1.6%
Daimler Finance North America LLC(a),(b)
3-month USD LIBOR + 0.250% 11/05/2018	2.591%	5,000,000	5,000,224
Ford Motor Credit Co. LLC
01/09/2020	2.681%	7,000,000	6,896,575
Toyota Motor Credit Corp.
10/18/2019	1.550%	5,580,000	5,503,933
Total			17,400,732
Banking 16.2%
American Express Credit Corp.(a)
3-month USD LIBOR + 0.550% 03/18/2019	2.887%	6,000,000	6,009,204
Australia & New Zealand Banking Group Ltd.(a),(b)
3-month USD LIBOR + 0.660% 09/23/2019	3.026%	5,000,000	5,023,445
Bank of America Corp.(a)
3-month USD LIBOR + 0.870% 04/01/2019	3.266%	10,000,000	10,030,060
Bank of Montreal(a)
3-month USD LIBOR + 0.600% 12/12/2019	2.671%	6,000,000	6,028,212
Bank of New York Mellon Corp. (The)
05/15/2019	2.200%	5,000,000	4,982,935
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of Nova Scotia (The)(a)
3-month USD LIBOR + 0.390% 07/14/2020	2.826%	6,000,000	6,013,962
Barclays Bank PLC
02/20/2019	2.500%	5,000,000	4,994,235
BB&T Corp.(a)
3-month USD LIBOR + 0.660% 02/01/2019	3.201%	5,000,000	5,004,985
Capital One NA(a)
3-month USD LIBOR + 0.765% 09/13/2019	3.099%	5,000,000	5,017,135
Citigroup Inc.(a)
3-month USD LIBOR + 0.790% 01/10/2020	3.204%	9,000,000	9,049,275
Commonwealth Bank of Australia
09/06/2019	2.300%	5,000,000	4,968,930
Cooperatieve Rabobank UA
01/14/2020	2.250%	5,000,000	4,945,595
Credit Suisse AG
05/28/2019	2.300%	5,000,000	4,983,710
Discover Bank
06/04/2020	3.100%	5,000,000	4,959,160
Fifth Third Bancorp
04/25/2019	2.375%	5,000,000	4,987,790
Goldman Sachs Group, Inc. (The)(a)
3-month USD LIBOR + 1.160% 04/23/2020	3.637%	9,000,000	9,098,316
HSBC U.S.A., Inc.
03/05/2020	2.350%	5,000,000	4,940,635
ING Bank NV(a),(b)
3-month USD LIBOR + 1.130% 03/22/2019	3.496%	5,000,000	5,019,175
JPMorgan Chase Bank NA(a)
SOFR + 0.550% 10/19/2020	2.740%	7,000,000	6,999,489
KeyCorp
12/13/2018	2.300%	5,000,000	4,998,181
Lloyds Bank PLC
08/17/2020	2.700%	4,675,000	4,608,475
M&T Bank Corp.
07/25/2019	2.250%	4,000,000	3,979,572
Morgan Stanley(a)
3-month USD LIBOR + 0.850% 01/24/2019	3.337%	7,000,000	7,009,814
PNC Bank NA
05/19/2020	2.000%	7,000,000	6,864,256

4	Columbia Ultra Short Term Bond Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund (formerly CMG Ultra Short Term Bond Fund ), October 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Canada(a)
3-month USD LIBOR + 0.710% 04/15/2019	1.338%	5,500,000	5,513,855
SunTrust Banks, Inc.
05/01/2019	2.500%	5,164,000	5,154,906
Toronto-Dominion Bank (The)(a)
3-month USD LIBOR + 0.260% 09/17/2020	2.594%	7,000,000	7,004,809
US Bank NA(a)
3-month USD LIBOR + 0.250% 07/24/2020	2.597%	7,000,000	7,002,926
Wells Fargo & Co.(a)
3-month USD LIBOR + 0.880% 07/22/2020	3.349%	8,000,000	8,068,904
Westpac Banking Corp.(a)
3-month USD LIBOR + 0.430% 03/06/2020	1.530%	5,885,000	5,900,719
Total			179,162,665
Cable and Satellite 1.0%
NBCUniversal Enterprise, Inc.(b)
04/15/2019	1.974%	5,735,000	5,711,119
Sky PLC(b)
09/16/2019	2.625%	5,000,000	4,972,445
Total			10,683,564
Chemicals 0.5%
LyondellBasell Industries NV
04/15/2019	5.000%	5,000,000	5,018,835
Construction Machinery 1.3%
Caterpillar Financial Services(a)
3-month USD LIBOR + 0.510% 01/10/2020	2.924%	7,000,000	7,029,071
John Deere Capital Corp.(a)
3-month USD LIBOR + 0.180% 01/07/2020	2.590%	7,000,000	7,001,841
Total			14,030,912
Diversified Manufacturing 1.3%
General Electric Capital Corp.(a)
3-month USD LIBOR + 0.620% 01/09/2020	3.028%	7,473,000	7,482,775
Honeywell International, Inc.(a)
3-month USD LIBOR + 0.280% 10/30/2019	2.800%	1,875,000	1,878,909
United Technologies Corp.(a)
3-month USD LIBOR + 0.350% 11/01/2019	2.891%	5,000,000	5,005,370
Total			14,367,054
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 3.8%
Dominion Energy, Inc.
08/15/2019	1.600%	5,000,000	4,941,785
Duke Energy Florida LLC
04/01/2020	4.550%	4,814,000	4,889,763
MidAmerican Energy Co.
03/15/2019	2.400%	5,000,000	4,992,915
National Rural Utilities Cooperative Finance Corp.
11/01/2019	1.500%	2,500,000	2,459,305
NextEra Energy Capital Holdings, Inc.(a)
3-month USD LIBOR + 0.315% 09/03/2019	2.372%	4,755,000	4,760,273
Pacific Gas & Electric Co.(a)
3-month USD LIBOR + 0.230% 11/28/2018	2.214%	5,000,000	4,998,308
Pacific Gas & Electric Co.
10/01/2020	3.500%	5,000,000	4,993,500
Southern Power Co.
12/15/2019	1.950%	5,000,000	4,925,275
WEC Energy Group, Inc.
06/15/2020	2.450%	5,000,000	4,929,810
Total			41,890,934
Food and Beverage 2.7%
Anheuser-Busch InBev Finance, Inc.(a)
3-month USD LIBOR + 0.400% 02/01/2019	2.941%	6,152,000	6,154,756
Diageo Capital PLC(a)
3-month USD LIBOR + 0.240% 05/18/2020	2.562%	6,000,000	6,007,152
Kraft Heinz Foods Co.
02/10/2020	5.375%	5,298,000	5,434,461
Molson Coors Brewing Co.
03/15/2019	1.900%	5,000,000	4,979,925
PepsiCo, Inc.(a)
3-month USD LIBOR + 0.040% 05/02/2019	2.389%	7,000,000	6,999,496
Total			29,575,790
Health Care 2.4%
Cardinal Health, Inc.
06/14/2019	1.948%	6,000,000	5,957,406
CVS Health Corp.
03/09/2020	3.125%	5,000,000	4,985,135
Express Scripts Holding Co.
06/15/2019	2.250%	5,000,000	4,977,905

Columbia Ultra Short Term Bond Fund | Quarterly Report 2018	5

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund (formerly CMG Ultra Short Term Bond Fund ), October 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
McKesson Corp.
03/15/2019	2.284%	5,600,000	5,585,754
Medtronic, Inc.(a)
3-month USD LIBOR + 0.800% 03/15/2020	3.134%	5,000,000	5,042,145
Total			26,548,345
Healthcare Insurance 2.2%
Aetna, Inc.
03/15/2019	2.200%	5,821,000	5,802,466
Anthem, Inc.
08/15/2019	2.250%	6,500,000	6,458,777
Halfmoon Parent, Inc.(a),(b)
3-month USD LIBOR + 0.350% 03/17/2020	2.684%	6,000,000	6,001,728
UnitedHealth Group, Inc.
03/15/2019	1.625%	6,000,000	5,975,730
Total			24,238,701
Integrated Energy 1.2%
BP Capital Markets PLC
05/03/2019	1.676%	8,000,000	7,949,336
Chevron Corp.(a)
3-month USD LIBOR + 0.210% 03/03/2020	2.531%	5,640,000	5,649,616
Total			13,598,952
Life Insurance 2.3%
American International Group, Inc.
07/16/2019	2.300%	6,000,000	5,970,654
Metropolitan Life Global Funding I(a),(b)
3-month USD LIBOR + 0.220% 09/19/2019	2.559%	6,000,000	6,005,634
New York Life Global Funding(b)
01/02/2019	2.100%	1,415,000	1,413,727
Principal Life Global Funding II(b)
01/10/2020	2.150%	6,000,000	5,932,632
Prudential Financial, Inc.
08/15/2019	2.350%	6,000,000	5,967,138
Total			25,289,785
Media and Entertainment 0.5%
Discovery Communications LLC(a)
3-month USD LIBOR + 0.710% 09/20/2019	3.048%	5,000,000	5,017,260
Midstream 2.0%
Enterprise Products Operating LLC
10/15/2019	2.550%	6,000,000	5,964,786
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan, Inc.
12/01/2019	3.050%	5,394,000	5,374,787
TransCanada PipeLines Ltd.
01/15/2019	3.125%	5,600,000	5,600,683
Williams Companies, Inc. (The)
03/15/2020	5.250%	5,000,000	5,111,495
Total			22,051,751
Natural Gas 0.4%
Sempra Energy(a)
3-month USD LIBOR + 0.250% 07/15/2019	2.686%	5,000,000	5,000,440
Pharmaceuticals 2.9%
AbbVie, Inc.
05/14/2020	2.500%	5,000,000	4,936,460
Allergan Funding SCS
06/15/2019	2.450%	5,092,000	5,076,209
Amgen, Inc.(a)
3-month USD LIBOR + 0.320% 05/10/2019	2.661%	6,000,000	6,004,476
Gilead Sciences, Inc.
09/20/2019	1.850%	6,000,000	5,939,760
Merck & Co., Inc.(a)
3-month USD LIBOR + 0.375% 02/10/2020	2.716%	1,570,000	1,575,624
Roche Holdings, Inc.(a),(b)
3-month USD LIBOR + 0.340% 09/30/2019	2.726%	3,400,000	3,408,160
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%	5,000,000	4,937,770
Total			31,878,459
Property & Casualty 1.1%
Berkshire Hathaway Finance Corp.(a)
3-month USD LIBOR + 0.250% 01/11/2019	2.670%	7,000,000	7,002,044
Hartford Financial Services Group, Inc. (The)
03/30/2020	5.500%	5,000,000	5,142,735
Total			12,144,779
Retail REIT 0.5%
Simon Property Group LP
02/01/2019	2.200%	6,000,000	5,986,908
Retailers 1.0%
Target Corp.
06/26/2019	2.300%	5,000,000	4,981,025

6	Columbia Ultra Short Term Bond Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund (formerly CMG Ultra Short Term Bond Fund ), October 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walmart, Inc.
10/09/2019	1.750%	5,715,000	5,656,301
Total			10,637,326
Supermarkets 0.6%
Kroger Co. (The)
09/30/2019	1.500%	6,560,000	6,462,223
Technology 3.4%
Apple, Inc.(a)
3-month USD LIBOR + 0.140% 08/02/2019	2.481%	8,000,000	8,005,552
Broadcom Corp./Cayman Finance Ltd.
01/15/2020	2.375%	5,000,000	4,944,245
Cisco Systems, Inc.(a)
3-month USD LIBOR + 0.500% 03/01/2019	2.821%	7,000,000	7,002,569
IBM Credit LLC
09/06/2019	1.625%	7,000,000	6,925,758
Oracle Corp.(a)
3-month USD LIBOR + 0.580% 01/15/2019	3.016%	7,000,000	7,006,937
QUALCOMM, Inc.(a)
3-month USD LIBOR + 0.550% 05/20/2020	2.872%	3,347,000	3,359,909
Total			37,244,970
Transportation Services 0.4%
ERAC U.S.A. Finance LLC(b)
10/15/2019	2.350%	5,000,000	4,959,825
Wirelines 1.7%
AT&T, Inc.
03/11/2019	2.300%	7,000,000	6,984,768
Deutsche Telekom International Finance BV
07/08/2019	6.000%	5,050,000	5,148,723
Orange SA
02/06/2019	2.750%	6,000,000	5,997,036
Verizon Communications, Inc.(a)
3-month USD LIBOR + 0.770% 06/17/2019	3.104%	925,000	928,560
Total			19,059,087
Total Corporate Bonds & Notes (Cost $584,185,865)			583,572,019

Foreign Government Obligations(d) 0.9%

Canada 0.9%
Province of Ontario
01/18/2019	1.625%	5,000,000	4,990,300
Foreign Government Obligations(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Province of Quebec
07/29/2020	3.500%	5,000,000	5,038,590
Total			10,028,890
Total Foreign Government Obligations (Cost $10,054,871)			10,028,890

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.(a)
1-year CMT + 2.255% 02/01/2036	3.758%	142,386	150,524
Federal National Mortgage Association(a)
12-month USD LIBOR + 2.130% 03/01/2034	4.255%	126,571	128,705
Total Residential Mortgage-Backed Securities - Agency (Cost $267,878)			279,229

Residential Mortgage-Backed Securities - Non-Agency 0.1%

COLT Mortgage Loan Trust(b),(e)
CMO Series 2016-2 Class A1
09/25/2046	2.750%	984,505	979,643
Mill City Mortgage Trust(b)
CMO Series 2015-2 Class A1
09/25/2057	3.000%	305,962	305,296
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,291,911)			1,284,939

U.S. Government & Agency Obligations 7.2%

Federal Farm Credit Banks(a)
1-month USD LIBOR + 0.050% 02/21/2020	2.330%	65,765,000	65,833,001
Federal Home Loan Banks
03/18/2019	1.375%	4,675,000	4,656,085
Federal Home Loan Mortgage Corp.
05/30/2019	1.750%	8,500,000	8,460,305
Total U.S. Government & Agency Obligations (Cost $78,899,240)			78,949,391

U.S. Treasury Obligations 5.1%

U.S. Treasury
11/30/2018	1.250%	23,450,000	23,431,529
07/31/2019	1.625%	33,125,000	32,883,032
Total U.S. Treasury Obligations (Cost $56,366,963)			56,314,561

Columbia Ultra Short Term Bond Fund | Quarterly Report 2018	7

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund (formerly CMG Ultra Short Term Bond Fund ), October 31, 2018 (Unaudited)
Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.279%(f),(g)	28,307,542	28,304,712
Total Money Market Funds (Cost $28,304,712)		28,304,712
Total Investments in Securities (Cost: $1,102,850,719)		1,101,027,319
Other Assets & Liabilities, Net		1,775,213
Net Assets		1,102,802,532
Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown was the current rate as of October 31, 2018.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2018, the total value of these securities amounted to $283,980,001, which represents 25.75% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Principal and interest may not be guaranteed by the government.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2018.
(f)	The rate shown is the seven-day current annualized yield at October 31, 2018.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.279%
	44,442,065	193,400,193	(209,534,716)	28,307,542	—	—	201,589	28,304,712
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
8	Columbia Ultra Short Term Bond Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund (formerly CMG Ultra Short Term Bond Fund ), October 31, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	291,404,372	1,997,760	—	293,402,132
Commercial Mortgage-Backed Securities - Non-Agency	—	48,891,446	—	—	48,891,446
Corporate Bonds & Notes	—	583,572,019	—	—	583,572,019
Foreign Government Obligations	—	10,028,890	—	—	10,028,890
Residential Mortgage-Backed Securities - Agency	—	279,229	—	—	279,229
Residential Mortgage-Backed Securities - Non-Agency	—	1,284,939	—	—	1,284,939
U.S. Government & Agency Obligations	—	78,949,391	—	—	78,949,391
U.S. Treasury Obligations	56,314,561	—	—	—	56,314,561
Money Market Funds	—	—	—	28,304,712	28,304,712
Total Investments in Securities	56,314,561	1,014,410,286	1,997,760	28,304,712	1,101,027,319
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Columbia Ultra Short Term Bond Fund | Quarterly Report 2018	9

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund (formerly CMG Ultra Short Term Bond Fund ), October 31, 2018 (Unaudited)
Fair value measurements  (continued)
Certain asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
10	Columbia Ultra Short Term Bond Fund | Quarterly Report 2018

Portfolio of Investments
Columbia U.S. Social Bond Fund, October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 10.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico 0.6%
Grupo Bimbo SAB de CV(a)
01/25/2022	4.500%	300,000	304,254
United States 10.2%
Apple, Inc.
Green Bond
02/23/2023	2.850%	250,000	243,595
AT&T, Inc.
06/30/2022	3.000%	250,000	242,613
Capital One Financial Corp.
01/30/2023	3.200%	500,000	483,333
Cardinal Health, Inc.
06/15/2022	2.616%	400,000	382,330
ConAgra Foods, Inc.
01/25/2023	3.200%	446,000	431,082
CSX Corp.
06/01/2021	4.250%	250,000	254,453
CVS Health Corp.
06/01/2021	2.125%	250,000	241,207
03/09/2023	3.700%	250,000	246,811
Discovery Communications LLC(a)
06/15/2020	2.800%	500,000	493,988
Five Corners Funding Trust(a)
11/15/2023	4.419%	500,000	510,678
Kellogg Co.
12/01/2023	2.650%	300,000	281,335
Local Initiatives Support Corp.
03/01/2037	4.649%	400,000	380,104
St. Joseph’s Hospital & Medical Center
07/01/2027	4.584%	300,000	293,365
Sysco Corp.
07/15/2021	2.500%	250,000	243,395
Verizon Communications, Inc.
11/01/2022	2.450%	250,000	238,773
Total			4,967,062
Total Corporate Bonds & Notes (Cost $5,381,839)			5,271,316

Municipal Bonds 85.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.2%
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2027	5.000%	250,000	279,020
Butler County Board of Education
Refunding Revenue Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	278,682
Calhoun County Board of Education
Special Tax Bonds
School Warrants
Series 2016 (BAM)
02/01/2029	5.000%	250,000	277,013
Tuscaloosa City Board of Education
Revenue Bonds
Series 2016
08/01/2030	5.000%	200,000	225,250
Total			1,059,965
Alaska 0.6%
Alaska Industrial Development & Export Authority
Revenue Bonds
Yukon-Kuskokwim Health Corp. Project
Series 2017
12/01/2020	3.500%	300,000	301,704
Arizona 1.8%
Industrial Development Authority of the County of Pima (The)(a)
Refunding Revenue Bonds
American Leadership Academy
Series 2015
06/15/2035	5.375%	250,000	259,137
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2036	5.000%	100,000	104,015
02/15/2046	5.000%	210,000	215,660
Pinal County Union High School District No. 82 Casa Grande
Unlimited General Obligation Refunding Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	282,242
Total			861,054
Columbia U.S. Social Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 7.6%
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2037	5.000%	300,000	325,044
Harbor Regional Center Project
Series 2015
11/01/2024	5.000%	250,000	282,675
California Municipal Finance Authority(b)
Revenue Bonds
Senior Lien
Series 2018A AMT
12/31/2034	5.000%	500,000	545,155
California School Finance Authority(a)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	250,000	262,228
Revenue Bonds
Green Dot Public School Project
Series 2015A
08/01/2025	4.000%	250,000	259,425
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West
Series 2015
03/01/2025	5.000%	250,000	287,165
Lammersville Joint Unified School District
Refunding Special Tax Bonds
Community Facilities District #2002
Series 2017
09/01/2033	5.000%	400,000	436,956
Monterey Regional Waste Management Authority(b)
Revenue Bonds
Series 2015B AMT
04/01/2021	4.000%	250,000	261,963
Pajaro Valley Water Management Agency
Refunding Revenue Bonds
Series 2015 (AGM)
03/01/2022	5.000%	250,000	272,102
Placer County Public Financing Authority
Refunding Taxable Revenue Bonds
mPOWER Program
Series 2018 (BAM)
10/01/2038	4.875%	485,000	490,010
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay Housing Project
Subordinated Series 2017 (AGM)
08/01/2025	3.250%	300,000	289,377
Total			3,712,100
Colorado 0.6%
Colorado Health Facilities Authority
Refunding Revenue Bonds
Parkview Medical Center
Series 2015B
09/01/2026	5.000%	250,000	279,518
Connecticut 0.5%
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Subordinated Series 2018B-1
05/15/2045	4.000%	225,000	219,245
District of Columbia 0.5%
District of Columbia
Refunding Revenue Bonds
Friendship Public Charter School
Series 2016
06/01/2041	5.000%	250,000	262,200
Florida 2.4%
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	250,000	259,495
Florida Development Finance Corp.(a)
Revenue Bonds
Renaissance Charter School Inc. Projects
Series 2015
06/15/2025	5.000%	100,000	101,457
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2037	5.000%	500,000	544,270
School District of Broward County
Refunding Certificate of Participation
Series 2016A
07/01/2032	5.000%	250,000	278,382
Total			1,183,604

2	Columbia U.S. Social Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia 2.1%
Cedartown Polk County Hospital Authority
Revenue Bonds
RAC Series 2016
07/01/2039	5.000%	250,000	262,810
Georgia Housing & Finance Authority(b)
Refunding Revenue Bonds
Series 2015A-2 AMT
06/01/2020	2.000%	500,000	497,375
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
12/01/2038	3.500%	300,000	281,397
Total			1,041,582
Idaho 1.0%
Idaho Health Facilities Authority
Refunding Revenue Bonds
Madison Memorial Hospital
Series 2016
09/01/2028	5.000%	250,000	266,478
Idaho Housing & Finance Association
Revenue Bonds
Series 2015A-1
07/01/2025	3.200%	225,000	227,439
Total			493,917
Illinois 6.6%
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	335,000	337,663
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2032	5.000%	300,000	322,182
Chicago Transit Authority
Refunding Revenue Bonds
Series 2015
06/01/2021	5.000%	250,000	264,427
City of Chicago Wastewater Transmission
Revenue Bonds
Second Lien
Series 2017A
01/01/2031	5.000%	300,000	323,085
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2001 (AMBAC)
11/01/2030	5.750%	585,000	650,807
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	100,000	104,524
Cook County Community High School District No. 212 Leyden
Revenue Bonds
Series 2016C (BAM)
12/01/2034	5.000%	250,000	269,377
Illinois Finance Authority
Refunding Revenue Bonds
Southern Illinois Healthcare, Inc.
Series 2017
03/01/2034	5.000%	150,000	162,632
Illinois Housing Development Authority
Revenue Bonds
Series 2016A
10/01/2036	3.450%	240,000	226,462
Metropolitan Water Reclamation District of Greater Chicago
Unlimited General Obligation Bonds
Green Bond
Series 2016E
12/01/2035	5.000%	500,000	540,675
Total			3,201,834
Indiana 2.2%
Ball State University
Revenue Bonds
Housing and Dining
Series 2018
07/01/2038	5.000%	500,000	558,415
Indiana Finance Authority
Taxable Revenue Bonds
Series 2016A
07/01/2027	2.816%	250,000	231,015
Northern Indiana Commuter Transportation District
Revenue Bonds
Series 2016
07/01/2032	5.000%	250,000	275,182
Total			1,064,612
Kentucky 1.3%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2026	5.000%	350,000	378,147

Columbia U.S. Social Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky Housing Corp.
Taxable Refunding Revenue Bonds
Series 2016A
07/01/2031	3.499%	250,000	232,607
Total			610,754
Louisiana 4.7%
City of Shreveport Water & Sewer
Revenue Bonds
Junior Lien
Series 2017B (AGM)
12/01/2041	5.000%	400,000	436,560
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Act 391 Project
Series 2017 (BAM)
10/01/2028	5.000%	300,000	346,938
Ragin’ Cajun Facilities, Inc. - Student Housing
Series 2017 (AGM)
10/01/2039	5.000%	300,000	325,812
Revenue Bonds
Ragin Cajun Facilities, Inc. Student Housing
Series 2018
10/01/2043	5.000%	200,000	214,866
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2034	5.000%	400,000	433,492
Revenue Bonds
LA Children’s Medical Center Project
Series 2018
06/01/2039	5.000%	500,000	541,940
Total			2,299,608
Maine 1.0%
Maine State Housing Authority
Revenue Bonds
Series 2016A
11/15/2035	3.300%	250,000	230,573
Series 2018B
11/15/2038	3.750%	250,000	242,110
Total			472,683
Maryland 4.5%
City of Baltimore
Refunding Revenue Bonds
East Baltimore Research Park
Series 2017
09/01/2038	5.000%	300,000	313,035
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Community Loan Fund, Inc.
Series 2018
11/01/2028	4.152%	500,000	497,871
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	300,000	324,306
Maryland Economic Development Corp.(b)
Revenue Bonds
Purple Line Light Rail Project
Series 2016 AMT
03/31/2036	5.000%	250,000	266,453
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2023	5.000%	250,000	273,652
Revenue Bonds
MedStar Health
Series 1998A (AGM)
08/15/2038	5.250%	425,000	493,064
Total			2,168,381
Massachusetts 3.1%
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2017 (BAM)
05/01/2036	5.000%	300,000	334,230
Massachusetts Development Finance Agency
Revenue Bonds
Green Bond Boston Medical Center
Series 2017
07/01/2028	5.000%	200,000	221,614
Green Bonds - Boston Medical Center
Series 2015
07/01/2044	5.000%	250,000	261,063
Massachusetts Housing Finance Agency
Refunding Revenue Bonds
Series 2016-181
12/01/2036	3.600%	205,000	196,812
Revenue Bonds
Special Obligations
Series 2017D
12/01/2042	3.750%	500,000	471,175
Total			1,484,894

4	Columbia U.S. Social Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 3.6%
Karegnondi Water Authority
Refunding Revenue Bonds
Series 2018
11/01/2045	5.000%	400,000	426,548
Michigan Finance Authority
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2032	5.000%	250,000	271,023
Local Government Loan Program-Great Lakes
Series 2015 (BAM)
07/01/2033	5.000%	250,000	273,972
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2033	3.550%	500,000	484,195
12/01/2033	3.600%	325,000	317,583
Total			1,773,321
Minnesota 2.9%
City of Minneapolis
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017
05/01/2021	3.000%	100,000	98,707
Dakota County Community Development Agency
Revenue Bonds
Sanctuary at West St. Paul Project
Series 2015
08/01/2030	5.750%	100,000	96,112
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Millberry Apartments Project
Series 2018B
03/01/2021	3.750%	500,000	497,990
Union Flats Apartments Project
Series 2017B
02/01/2022	2.750%	250,000	245,243
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2024	4.000%	250,000	245,267
St. Cloud Housing & Redevelopment Authority
Taxable Revenue Bonds
Sanctuary St. Cloud Project
Series 2016
08/01/2036	6.000%	250,000	226,485
Total			1,409,804
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mississippi 2.9%
Biloxi Public School District
Revenue Bonds
Trust Certificates
Series 2016 (BAM)
04/01/2029	5.000%	250,000	278,262
City of Gulfport
Unlimited General Obligation Refunding Bonds
Water & Sewer
Series 2015
07/01/2021	5.000%	250,000	266,335
Mississippi Development Bank
Revenue Bonds
Mississippi Gulf Coast Community College District
Series 2016F
12/01/2032	4.000%	300,000	307,071
West Rankin Utility Authority
Revenue Bonds
Series 2018 (AGM)
01/01/2036	5.000%	500,000	546,455
Total			1,398,123
Missouri 1.2%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2031	5.000%	400,000	427,496
Missouri Housing Development Commission
Revenue Bonds
1st Place Homeownership Loan Project
Series 2015
11/01/2027	3.250%	150,000	149,420
Total			576,916
Nebraska 0.9%
Nebraska Investment Finance Authority
Revenue Bonds
Series 2018A
09/01/2033	3.550%	200,000	193,700
Single Family Housing Revenue Bonds
Series 2015 (GNMA / FNMA)
09/01/2030	3.450%	250,000	249,270
Total			442,970
Nevada 1.1%
City of Reno
Revenue Bonds
Reno Transportation 2nd Lien
Series 2018 (AGM)
06/01/2038	5.000%	250,000	272,515

Columbia U.S. Social Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2038	5.000%	250,000	250,283
Total			522,798
New Hampshire 0.9%
New Hampshire Health and Education Facilities Authority Act
Refunding Revenue Bonds
Dartmouth-Hitchcock Obligation
Series 2018
08/01/2036	5.000%	400,000	435,156
New Jersey 0.6%
New Jersey Housing & Mortgage Finance Agency(b)
Refunding Revenue Bonds
Series 2017D AMT
11/01/2032	3.900%	300,000	296,808
New Mexico 0.5%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare Services
Series 2015
08/01/2021	5.000%	250,000	267,655
New York 6.4%
Build NYC Resource Corp.
Revenue Bonds
Series 2015
07/01/2028	5.000%	250,000	280,950
Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2015S
05/01/2026	3.400%	500,000	508,540
Revenue Bonds
Sustainable Neighborhood Bonds
Series 2016
11/01/2031	3.600%	300,000	296,622
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2015D-1
11/15/2026	5.000%	250,000	283,535
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2033	5.000%	250,000	274,822
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2017EE
06/15/2037	5.000%	300,000	334,167
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Housing Finance Agency
Revenue Bonds
Green Bond - Affordable Housing
Series 2017 (GNMA)
11/01/2042	4.000%	300,000	295,896
Niagara Falls Public Water Authority
Refunding Revenue Bonds
Series 2016A
07/15/2027	5.000%	300,000	343,644
Onondaga Civic Development Corp.
Refunding Revenue Bonds
Community College Housing Bonds
Series 2015
10/01/2023	5.000%	250,000	275,685
State of New York Mortgage Agency(b)
Refunding Revenue Bonds
Series 2016-196 AMT
10/01/2035	3.650%	250,000	236,953
Total			3,130,814
North Carolina 1.3%
County of Scotland
Refunding Revenue Bonds
School Facilities
Series 2017
12/01/2030	5.000%	250,000	284,577
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2028	5.000%	300,000	335,658
Total			620,235
North Dakota 0.7%
North Dakota Housing Finance Agency
Revenue Bonds
Housing Finance Program-Home Mortgage Financing
Series 2017
07/01/2034	3.700%	365,000	359,857
Ohio 1.5%
Columbus City School District
Unlimited General Obligation Refunding Bonds
School Facilities Construction & Improvement
Series 2016
12/01/2032	5.000%	250,000	281,505
Miami Valley Career Technology Center
Unlimited General Obligation Bonds
Series 2018
12/01/2044	5.000%	400,000	440,256
Total			721,761

6	Columbia U.S. Social Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania 4.3%
City of Philadelphia Water & Wastewater
Refunding Revenue Bonds
Series 2016
10/01/2028	5.000%	300,000	348,324
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2022	5.000%	250,000	264,053
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Mass Transit Projects
Series 2016A-1
12/01/2041	5.000%	200,000	210,958
Redevelopment Authority of the City of Philadelphia
Refunding Revenue Bonds
Series 2015A
04/15/2028	5.000%	250,000	270,587
Reinvestment Fund, Inc. (The)
Series 2018
02/15/2028	3.930%	500,000	490,464
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2036	5.000%	100,000	108,226
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	250,000	251,705
Series 2017E BAM
12/01/2035	5.000%	150,000	162,870
Total			2,107,187
Rhode Island 1.7%
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Woonsocket Schools
Series 2017A (AGM)
05/15/2028	5.000%	300,000	335,538
Rhode Island Housing & Mortgage Finance Corp.(b)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2015 AMT
10/01/2025	3.550%	250,000	253,690
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Homeownership Opportunity
Series 2018-69-B GNMA
10/01/2043	3.950%	250,000	246,867
Total			836,095
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina 1.2%
SCAGO Educational Facilities Corp. for Colleton School District
Refunding Revenue Bonds
Series 2015
12/01/2020	5.000%	250,000	262,798
South Carolina Jobs-Economic Development Authority(a)
Revenue Bonds
Royal Live Oaks Academy Project
Series 2018
08/01/2020	3.000%	300,000	298,500
Total			561,298
Tennessee 2.3%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2037	5.000%	500,000	543,905
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
College Housing Oakwood Flats Apartments
Series 2018
04/01/2021	2.100%	350,000	348,824
Tennessee Housing Development Agency
Revenue Bonds
Series 2015-1C
01/01/2022	2.450%	215,000	214,153
Total			1,106,882
Texas 3.3%
Arlington Higher Education Finance Corp.
Revenue Bonds
Harmony Public Schools
Series 2016A
02/15/2031	5.000%	250,000	278,512
Bexar County Hospital District
Limited General Obligation Bonds
Series 2018
02/15/2043	4.000%	300,000	296,310
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2034	5.000%	500,000	538,035
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2046	5.000%	250,000	256,220

Columbia U.S. Social Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas State Technical College
Refunding Revenue Bonds
Improvements
Series 2016 (AGM)
10/15/2030	4.000%	250,000	260,195
Total			1,629,272
Virginia 0.8%
Virginia Housing Development Authority
Revenue Bonds
Series 2018A
03/01/2043	3.650%	400,000	370,688
Washington 2.9%
Energy Northwest
Wind Project Refunding Revenue Bonds
Series 2015
07/01/2029	4.000%	250,000	255,570
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	400,000	373,668
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	200,000	193,764
Seattle Housing Authority
Refunding Revenue Bonds
Pooled Housing
Series 2018
12/01/2047	3.750%	300,000	274,152
Washington Health Care Facilities Authority
Revenue Bonds
Seattle Childrens Hospital
Series 2017
10/01/2047	5.000%	300,000	326,994
Total			1,424,148
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 0.9%
Public Finance Authority
Revenue Bonds
FFAH NC & MO Portfolio
Series 2015
12/01/2035	4.750%	250,000	252,990
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	100,000	96,796
Tomah Memorial Hospital, Inc.
BAN Series 2017A
11/01/2020	2.650%	100,000	99,020
Total			448,806
Wyoming 1.0%
Wyoming Community Development Authority
Refunding Revenue Bonds
Series 2018-1
12/01/2038	3.900%	500,000	489,075
Total Municipal Bonds (Cost $42,440,395)			41,647,324

Total Investments in Securities (Cost $47,822,234)	46,918,640
Other Assets & Liabilities, Net	1,744,951
Net Assets	$48,663,591

At October 31, 2018, securities and/or cash totaling $63,000 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(60)	12/2018	USD	(7,168,985)	123,864	—
8	Columbia U.S. Social Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2018, the total value of these securities amounted to $2,739,950, which represents 5.63% of total net assets.
(b)	Income from this security may be subject to alternative minimum tax.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Columbia U.S. Social Bond Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	5,271,316	—	5,271,316
Municipal Bonds	—	41,647,324	—	41,647,324
Total Investments in Securities	—	46,918,640	—	46,918,640
Investments in Derivatives
Asset
Futures Contracts	123,864	—	—	123,864
Total	123,864	46,918,640	—	47,042,504
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
10	Columbia U.S. Social Bond Fund | Quarterly Report 2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 20, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 20, 2018